UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 45.2%
Industrial - 8.9%
3M Co.	5,450	$954,403
Boeing Co.	5,450	707,791
United Technologies Corp.	5,450	558,898
Caterpillar, Inc.	5,450	413,165
General Electric Co.	5,450	171,566
Total Industrial		2,805,823
Consumer, Non-cyclical - 8.4%
UnitedHealth Group, Inc.	5,450	769,539
Johnson & Johnson	5,450	661,084
Procter & Gamble Co.	5,450	461,452
Merck & Company, Inc.	5,450	313,974
Coca-Cola Co.	5,450	247,049
Pfizer, Inc.	5,450	191,895
Total Consumer, Non-cyclical		2,644,993
Financial - 8.0%
Goldman Sachs Group, Inc.	5,450	809,760
Travelers Companies, Inc.	5,450	648,768
Visa, Inc. — Class A	5,450	404,227
JPMorgan Chase & Co.	5,450	338,663
American Express Co.	5,450	331,142
Total Financial		2,532,560
Consumer, Cyclical - 6.5%
Home Depot, Inc.	5,450	695,911
McDonald's Corp.	5,450	655,853
Wal-Mart Stores, Inc.	5,450	397,959
NIKE, Inc. — Class B	5,450	300,840
Total Consumer, Cyclical		2,050,563
Technology - 5.7%
International Business Machines Corp.	5,450	827,201
Apple, Inc.	5,450	521,020
Microsoft Corp.	5,450	278,877
Intel Corp.	5,450	178,760
Total Technology		1,805,858
Energy - 3.4%
Chevron Corp.	5,450	571,324
Exxon Mobil Corp.	5,450	510,883
Total Energy		1,082,207
Communications - 3.2%
Walt Disney Co.	5,450	533,119
Verizon Communications, Inc.	5,450	304,328
Cisco Systems, Inc.	5,450	156,361
Total Communications		993,808
Basic Materials - 1.1%
EI du Pont de Nemours & Co.	5,450	353,160
Total Common Stocks
(Cost $13,417,090)	14,268,972

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 27.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$3,761,635	3,761,635
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	2,433,179	2,433,179
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,206,893	2,206,893
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	345,175	345,175
Total Repurchase Agreements
(Cost $8,746,882)		8,746,882
Total Investments - 72.9%
(Cost $22,163,972)		$23,015,854
Other Assets & Liabilities, net - 27.1%		8,555,492
Total Net Assets - 100.0%		$31,571,346

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,453,000)	50	$16,101

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 Dow Jones Industrial Average Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $42,093,590)	2,348	$533,407
Credit Suisse Capital, LLC July 2016 Dow Jones Industrial Average Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $2,120,849)	118	93,499
(Total Notional Value $44,214,439)		$626,906

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$14,268,972	$—	$—	$—	$—	$14,268,972
Equity Futures Contracts	—	16,101	—	—	—	16,101
Equity Index Swap Agreements	—	—	—	626,906	—	626,906
Repurchase Agreements	—	—	8,746,882	—	—	8,746,882
Total	$14,268,972	$16,101	$8,746,882	$626,906	$—	$23,658,861

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 82.2%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$3,854,489	$3,854,489
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	2,493,242	2,493,242
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,261,370	2,261,370
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	1,186,282	1,186,282
Total Repurchase Agreements
(Cost $9,795,383)		9,795,383
Total Investments - 82.2%
(Cost $9,795,383)		$9,795,383
Other Assets & Liabilities, net - 17.8%		2,127,595
Total Net Assets - 100.0%		$11,922,978

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2016 Dow Jones Industrial Average Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $8,755,948)	488	$(88,641)
Credit Suisse Capital, LLC July 2016 Dow Jones Industrial Average Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $15,051,974)	839	(444,223)
(Total Notional Value $23,807,922)		$(532,864)

††	Value determined based on Level 2 inputs —See Note 3.
1	Repurchase Agreements —See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Repurchase Agreements	—	9,795,383	—	—	9,795,383
Total	$—	$9,795,383	$—	$—	$9,795,383

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$532,864	$—	$532,864

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 33.1%
Farmer Mac
0.66% due 12/09/16	$8,000,000	$7,985,688
Total Federal Agency Discount Notes
(Cost $7,976,386)		7,985,688

REPURCHASE AGREEMENTS††,1 - 73.5%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	6,568,831	6,568,831
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	5,004,383	5,004,383
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	3,237,039	3,237,039
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,935,994	2,935,994
Total Repurchase Agreements
(Cost $17,746,247)		17,746,247
Total Investments - 106.6%
(Cost $25,722,633)		$25,731,935
Other Assets & Liabilities, net - (6.6)%		(1,586,240)
Total Net Assets - 100.0%		$24,145,695

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,586,070)	18	$(15,188)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $1,922,508)	435	$(94,400)
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $10,368,563)	2,347	(120,779)
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[3], Terminating 07/26/16 (Notional Value $35,037,650)	7,931	(1,678,187)
(Total Notional Value $47,328,721)		$(1,893,366)

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
1	Repurchase Agreements —See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	—	—	7,985,688	—	—	7,985,688
Repurchase Agreements	—	—	17,746,247	—	—	17,746,247
Total	$—	$—	$25,731,935	$—	$—	$25,731,935

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$15,188	$—	$—	$—	$15,188
Equity Index Swap Agreements	—	—	—	1,893,366	—	1,893,366
Total	$—	$15,188	$—	$1,893,366	$—	$1,908,554

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 104.3%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$6,843,174	$6,843,174
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	4,426,444	4,426,444
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	4,014,785	4,014,785
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	3,692,342	3,692,342
Total Repurchase Agreements
(Cost $18,976,745)		18,976,745
Total Investments - 104.3%
(Cost $18,976,745)		$18,976,745
Other Assets & Liabilities, net - (4.3)%		(773,957)
Total Net Assets - 100.0%		$18,202,788

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $203,936)	177	$(11,179)
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $15,647,724)	13,584	(276,472)
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/26/16 (Notional Value $20,444,504)	17,748	(1,113,645)
(Total Notional Value $36,296,164)		$(1,401,296)

††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.
2	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
3	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Repurchase Agreements	$—	$18,976,745	$—	$—	$18,976,745

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$1,401,296	$—	$1,401,296

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 17.8%
Federal Home Loan Bank[1]
0.36% due 09/13/16	$5,000,000	$4,997,120
0.37% due 09/19/16	5,000,000	4,996,890
Total Federal Agency Discount Notes
(Cost $9,992,180)		9,994,010

FEDERAL AGENCY NOTES†† - 1.8%
Federal Farm Credit Bank[1]
0.46% due 08/01/17	1,000,000	999,067
Total Federal Agency Notes
(Cost $1,000,000)		999,067

REPURCHASE AGREEMENTS††,[2] - 68.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	12,173,324	12,173,324
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	11,842,520	11,842,520
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	7,660,226	7,660,226
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	6,947,824	6,947,824
Total Repurchase Agreements
(Cost $38,623,894)		38,623,894
Total Investments - 88.4%
(Cost $49,616,074)		$49,616,971
Other Assets & Liabilities, net - 11.6%		6,542,510
Total Net Assets - 100.0%		$56,159,481

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $1,182,093)	563	$(55,744)
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $16,659,059)	7,937	(222,812)
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $94,960,528)	45,244	(3,165,128)
(Total Notional Value $112,801,680)		$(3,443,684)

††	Value determined based on Level 2 inputs —See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements —See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
4	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	—	9,994,010	—	—	9,994,010
Federal Agency Notes	—	999,067	—	—	999,067
Repurchase Agreements	—	38,623,894	—	—	38,623,894
Total	$—	$49,616,971	$—	$—	$49,616,971

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$3,443,684	$—	$3,443,684

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 70.4%
Communications - 25.8%
Amazon.com, Inc.*	15,906	$11,382,652
Facebook, Inc. — Class A*	77,937	8,906,640
Alphabet, Inc. — Class C*	11,578	8,013,133
Alphabet, Inc. — Class A*	9,900	6,964,947
Comcast Corp. — Class A	81,507	5,313,442
Cisco Systems, Inc.	169,561	4,864,705
Priceline Group, Inc.*	1,673	2,088,590
Charter Communications, Inc. — Class A*	9,116	2,084,282
Baidu, Inc. ADR*	9,238	1,525,656
Netflix, Inc.*	14,439	1,320,880
Yahoo!, Inc.*	32,024	1,202,821
T-Mobile US, Inc.*	27,717	1,199,314
Twenty-First Century Fox, Inc. — Class A	36,939	999,200
eBay, Inc.*	38,732	906,716
Twenty-First Century Fox, Inc. — Class B	26,920	733,570
Sirius XM Holdings, Inc.*	167,148	660,235
JD.com, Inc. ADR*	30,629	650,254
Liberty Global plc*	22,073	632,391
Ctrip.com International Ltd. ADR*	12,561	517,513
Expedia, Inc.	4,584	487,279
Viacom, Inc. — Class B	11,685	484,577
Symantec Corp.	20,641	423,966
Vodafone Group plc ADR	13,076	403,918
DISH Network Corp. — Class A*	7,628	399,707
TripAdvisor, Inc.*	4,481	288,128
Liberty Global plc — Class A*	9,603	279,063
Discovery Communications, Inc. — Class C*	8,385	199,982
Liberty Ventures*	4,553	168,780
Discovery Communications, Inc. — Class A*	5,073	127,992
Liberty Global plc LiLAC — Class C*	3,101	100,748
Liberty Global plc LiLAC — Class A*	1,349	43,523
Total Communications		63,374,604
Technology - 24.5%
Apple, Inc.	184,654	17,652,922
Microsoft Corp.	264,991	13,559,589
Intel Corp.	159,187	5,221,334
QUALCOMM, Inc.	49,520	2,652,786
Texas Instruments, Inc.	33,854	2,120,953
Broadcom Ltd.	13,163	2,045,530
Adobe Systems, Inc.*	16,863	1,615,307
Cognizant Technology Solutions Corp. — Class A*	20,425	1,169,127
Activision Blizzard, Inc.	24,887	986,272
Intuit, Inc.	8,626	962,748
NXP Semiconductor N.V.*	11,548	904,670
Applied Materials, Inc.	36,717	880,106
NVIDIA Corp.	18,002	846,274
Fiserv, Inc.*	7,495	814,931
Electronic Arts, Inc.*	10,168	770,328
Paychex, Inc.	12,140	722,330
Cerner Corp.*	11,397	667,864
Analog Devices, Inc.	10,361	586,847
NetEase, Inc. ADR	2,574	497,348
Micron Technology, Inc.*	34,961	481,063
CA, Inc.	14,050	461,262
Check Point Software Technologies Ltd.*	5,781	460,630
Lam Research Corp.	5,380	452,243
Western Digital Corp.	9,490	448,497
Citrix Systems, Inc.*	5,229	418,791
Autodesk, Inc.*	7,571	409,894
Skyworks Solutions, Inc.	6,413	405,815
Xilinx, Inc.	8,554	394,596
Linear Technology Corp.	8,060	375,032
Maxim Integrated Products, Inc.	9,585	342,089
Akamai Technologies, Inc.*	5,919	331,050
Seagate Technology plc	10,062	245,110
NetApp, Inc.	9,745	239,630
Total Technology		60,142,968
Consumer, Non-cyclical - 12.9%
Amgen, Inc.	25,325	3,853,198
Gilead Sciences, Inc.	44,898	3,745,390
Kraft Heinz Co.	40,992	3,626,971
Celgene Corp.*	26,113	2,575,524
Mondelez International, Inc. — Class A	52,323	2,381,220
Biogen, Inc.*	7,385	1,785,841
Express Scripts Holding Co.*	21,324	1,616,359
PayPal Holdings, Inc.*	40,860	1,491,799
Automatic Data Processing, Inc.	15,357	1,410,848
Regeneron Pharmaceuticals, Inc.*	3,478	1,214,622
Monster Beverage Corp.*	6,845	1,100,060
Alexion Pharmaceuticals, Inc.*	7,552	881,772
Intuitive Surgical, Inc.*	1,283	848,589
Mylan N.V.*	17,138	741,047
Vertex Pharmaceuticals, Inc.*	8,339	717,321
Illumina, Inc.*	4,962	696,566
Incyte Corp.*	6,325	505,874
DENTSPLY SIRONA, Inc.	7,896	489,868
Henry Schein, Inc.*	2,767	489,206
Verisk Analytics, Inc. — Class A*	5,669	459,643
BioMarin Pharmaceutical, Inc.*	5,472	425,722
Whole Foods Market, Inc.	10,822	346,520
Endo International plc*	7,506	117,019
Total Consumer, Non-cyclical		31,520,979
Consumer, Cyclical - 6.5%
Walgreens Boots Alliance, Inc.	36,417	3,032,444
Starbucks Corp.	49,384	2,820,814
Costco Wholesale Corp.	14,801	2,324,348
Tesla Motors, Inc.*	4,974	1,055,881
O'Reilly Automotive, Inc.*	3,252	881,617
Ross Stores, Inc.	13,546	767,923
Dollar Tree, Inc.*	7,941	748,360
PACCAR, Inc.	11,815	612,844
Marriott International, Inc. — Class A	8,571	569,629
American Airlines Group, Inc.	19,491	551,790
Ulta Salon Cosmetics & Fragrance, Inc.*	2,111	514,324

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 70.4% (continued)
Consumer, Cyclical - 6.5% (continued)
Fastenal Co.	9,739	$432,314
Tractor Supply Co.	4,498	410,128
Liberty Interactive Corporation QVC Group — Class A*	15,222	386,182
Mattel, Inc.	11,477	359,115
Norwegian Cruise Line Holdings Ltd.*	7,653	304,896
Bed Bath & Beyond, Inc.	5,204	224,917
Total Consumer, Cyclical		15,997,526
Industrial - 0.7%
CSX Corp.	32,224	840,402
SBA Communications Corp. — Class A*	4,232	456,802
Stericycle, Inc.*	2,863	298,096
Total Industrial		1,595,300
Total Common Stocks
(Cost $136,416,103)		172,631,377

	Face Amount
FEDERAL AGENCY NOTES†† - 5.3%
Federal Farm Credit Bank[1]
0.46% due 08/01/17[2]	$8,000,000	7,992,536
0.50% due 01/09/18[2]	5,000,000	4,992,400
Total Federal Agency Notes
(Cost $12,987,720)		12,984,936

FEDERAL AGENCY DISCOUNT NOTES†† - 2.4%
Farmer Mac[1]
0.66% due 12/09/16	6,000,000	5,989,266
Total Federal Agency Discount Notes
(Cost $5,982,290)		5,989,266

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bill
0.00% due 07/14/16[3]	500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENT††,4 - 1.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	4,314,558	4,314,558
Total Repurchase Agreement
(Cost $4,314,558)		4,314,558
Total Investments - 80.1%
(Cost $160,200,632)		$196,420,115
Other Assets & Liabilities, net - 19.9%		48,897,140
Total Net Assets - 100.0%		$245,317,255

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $13,305,365)	151	$13,988

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $283,200,746)	64,106	$3,389,228
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/26/16 (Notional Value $14,902,745)	3,373	731,597
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $5,603,336)	1,268	275,599
(Total Notional Value $303,706,827)		$4,396,424

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Variable rate security. Rate indicated is rate effective at June 30, 2016.
3	Zero coupon rate security.
4	Repurchase Agreement — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
6	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$172,631,377	$—	$—	$—	$—	$172,631,377
Equity Futures Contracts	—	13,988	—	—	—	13,988
Equity Index Swap Agreements	—	—	—	4,396,424	—	4,396,424
Federal Agency Discount Notes	—	—	5,989,266	—	—	5,989,266
Federal Agency Notes	—	—	12,984,936	—	—	12,984,936
Repurchase Agreement	—	—	4,314,558	—	—	4,314,558
U.S. Government Securities	—	—	499,978	—	—	499,978
Total	$172,631,377	$13,988	$23,788,738	$4,396,424	$—	$200,830,527

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2%
Financial - 12.9%
Gramercy Property Trust	4,993	$46,036
Healthcare Realty Trust, Inc.	1,233	43,142
Medical Properties Trust, Inc.	2,803	42,634
DuPont Fabros Technology, Inc.	882	41,930
PrivateBancorp, Inc. — Class A	928	40,859
Umpqua Holdings Corp.	2,612	40,408
Prosperity Bancshares, Inc.	791	40,332
FirstMerit Corp.	1,956	39,648
Investors Bancorp, Inc.	3,516	38,957
First Industrial Realty Trust, Inc.	1,373	38,197
Bank of the Ozarks, Inc.	993	37,257
CNO Financial Group, Inc.	2,118	36,980
Webster Financial Corp.	1,085	36,836
New Residential Investment Corp. REIT	2,643	36,579
Education Realty Trust, Inc.	786	36,266
CoreSite Realty Corp.	396	35,121
Physicians Realty Trust	1,597	33,553
National Health Investors, Inc.	440	33,040
Ellie Mae, Inc.*	348	31,894
Primerica, Inc.	555	31,768
Urban Edge Properties	1,061	31,682
FNB Corp.	2,484	31,149
Sunstone Hotel Investors, Inc.	2,569	31,008
RLJ Lodging Trust	1,441	30,909
QTS Realty Trust, Inc. — Class A	552	30,901
RLI Corp.	449	30,881
GEO Group, Inc.	878	30,010
MB Financial, Inc.	827	30,004
LaSalle Hotel Properties	1,261	29,734
Acadia Realty Trust	837	29,730
Wintrust Financial Corp.	572	29,172
United Bankshares, Inc.	776	29,108
IBERIABANK Corp.	484	28,909
Mack-Cali Realty Corp.	1,055	28,485
Home BancShares, Inc.	1,430	28,300
UMB Financial Corp.	531	28,255
Lexington Realty Trust	2,717	27,469
Fulton Financial Corp.	2,033	27,446
Kite Realty Group Trust	977	27,385
Washington Real Estate Investment Trust	868	27,307
Hudson Pacific Properties, Inc.	928	27,079
Valley National Bancorp	2,928	26,703
Radian Group, Inc.	2,544	26,508
Washington Federal, Inc.	1,074	26,055
Ryman Hospitality Properties, Inc.	514	26,034
WageWorks, Inc.*	431	25,779
EastGroup Properties, Inc.	373	25,707
Selective Insurance Group, Inc.	672	25,677
Cousins Properties, Inc.	2,455	25,532
Texas Capital Bancshares, Inc.*	546	25,531
Retail Opportunity Investments Corp.	1,176	25,484
Cathay General Bancorp	877	24,731
First Financial Bankshares, Inc.	754	24,724
PS Business Parks, Inc.	233	24,717
WP GLIMCHER, Inc.	2,172	24,305
MGIC Investment Corp.*	4,033	23,996
Glacier Bancorp, Inc.	901	23,949
Hancock Holding Co.	915	23,891
Stifel Financial Corp.*	758	23,838
Janus Capital Group, Inc.	1,707	23,761
Sterling Bancorp	1,498	23,518
First Citizens BancShares, Inc. — Class A	90	23,302
Colony Starwood Homes	765	23,271
BancorpSouth, Inc.	1,023	23,212
Pinnacle Financial Partners, Inc.	474	23,155
LTC Properties, Inc.	445	23,020
BGC Partners, Inc. — Class A	2,572	22,402
Pebblebrook Hotel Trust	845	22,181
Great Western Bancorp, Inc.	697	21,984
Blackhawk Network Holdings, Inc.*	649	21,735
Enstar Group Ltd.*	134	21,707
DiamondRock Hospitality Co.	2,373	21,428
Capitol Federal Financial, Inc.	1,507	21,024
Community Bank System, Inc.	509	20,915
Xenia Hotels & Resorts, Inc.	1,222	20,505
Colony Capital, Inc. — Class A	1,330	20,415
Evercore Partners, Inc. — Class A	461	20,372
Monogram Residential Trust, Inc.	1,991	20,328
Alexander & Baldwin, Inc.	551	19,913
Trustmark Corp.	797	19,805
Old National Bancorp	1,570	19,672
American Assets Trust, Inc.	462	19,607
CVB Financial Corp.	1,195	19,586
Select Income REIT	749	19,467
STAG Industrial, Inc.	812	19,334
Columbia Banking System, Inc.	686	19,249
Essent Group Ltd.*	882	19,237
Government Properties Income Trust	829	19,117
South State Corp.	279	18,986
Hilltop Holdings, Inc.*	887	18,618
Kennedy-Wilson Holdings, Inc.	975	18,486
CBL & Associates Properties, Inc.	1,973	18,369
Ramco-Gershenson Properties Trust	931	18,257
Hatteras Financial Corp.	1,113	18,253
Invesco Mortgage Capital, Inc. REIT	1,330	18,208
EverBank Financial Corp.	1,217	18,084
New York REIT, Inc.	1,953	18,065
Argo Group International Holdings Ltd.	342	17,734
Eagle Bancorp, Inc.*	361	17,369
Pennsylvania Real Estate Investment Trust	807	17,310
International Bancshares Corp.	647	16,880
Chemical Financial Corp.	452	16,855
Northwest Bancshares, Inc.	1,135	16,831
TowneBank	772	16,707
First Midwest Bancorp, Inc.	951	16,700

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Financial - 12.9% (continued)
Astoria Financial Corp.	1,088	$16,679
LendingClub Corp.*	3,844	16,529
Potlatch Corp.	480	16,368
Financial Engines, Inc.	632	16,350
Rexford Industrial Realty, Inc.	775	16,345
Chesapeake Lodging Trust	702	16,322
Horace Mann Educators Corp.	479	16,186
Simmons First National Corp. — Class A	346	15,980
Waddell & Reed Financial, Inc. — Class A	927	15,963
Parkway Properties, Inc.	948	15,860
Global Net Lease, Inc.	1,994	15,852
Sabra Health Care REIT, Inc.	763	15,745
Renasant Corp.	483	15,615
Genworth Financial, Inc. — Class A*	5,883	15,178
United Community Banks, Inc.	828	15,144
Banner Corp.	354	15,060
CYS Investments, Inc.	1,791	14,991
Yadkin Financial Corp.	590	14,803
Four Corners Property Trust, Inc.	706	14,537
Kemper Corp.	469	14,530
Seritage Growth Properties	291	14,504
Park National Corp.	157	14,409
Westamerica Bancorporation	292	14,384
NBT Bancorp, Inc.	501	14,345
Provident Financial Services, Inc.	722	14,180
Franklin Street Properties Corp.	1,153	14,147
LegacyTexas Financial Group, Inc.	524	14,101
First Financial Bancorp	724	14,082
Independent Bank Corp.	306	13,984
AMERISAFE, Inc.	224	13,714
Kearny Financial Corp.	1,090	13,712
BBCN Bancorp, Inc.	919	13,711
Summit Hotel Properties, Inc.	1,023	13,545
American Equity Investment Life Holding Co.	947	13,495
ServisFirst Bancshares, Inc.	272	13,434
WisdomTree Investments, Inc.	1,358	13,295
Talmer Bancorp, Inc. — Class A	691	13,246
PRA Group, Inc.*	545	13,156
PennyMac Mortgage Investment Trust	805	13,065
Terreno Realty Corp.	504	13,038
WesBanco, Inc.	419	13,010
Agree Realty Corp.	269	12,976
Union Bankshares Corp.	513	12,676
BofI Holding, Inc.*	709	12,556
Redwood Trust, Inc.	901	12,443
National General Holdings Corp.	572	12,252
HFF, Inc. — Class A	424	12,245
Navigators Group, Inc.	133	12,232
FCB Financial Holdings, Inc. — Class A*	354	12,036
First Merchants Corp.	481	11,991
Ameris Bancorp	402	11,939
Boston Private Financial Holdings, Inc.	967	11,391
Stewart Information Services Corp.	270	11,181
Apollo Commercial Real Estate Finance, Inc.	695	11,169
Tompkins Financial Corp.	171	11,115
Aircastle Ltd.	564	11,032
Employers Holdings, Inc.	379	10,999
Capstead Mortgage Corp.	1,129	10,951
WSFS Financial Corp.	338	10,880
United Fire Group, Inc.	255	10,820
MBIA, Inc.*	1,555	10,621
St. Joe Co.*	597	10,579
Beneficial Bancorp, Inc.*	830	10,558
Safety Insurance Group, Inc.	170	10,469
Banc of California, Inc.	577	10,444
Infinity Property & Casualty Corp.	128	10,324
Alexander's, Inc.	25	10,231
BNC Bancorp	447	10,151
FelCor Lodging Trust, Inc.	1,611	10,037
Cohen & Steers, Inc.	247	9,989
Monmouth Real Estate Investment Corp.	745	9,879
S&T Bancorp, Inc.	403	9,853
Berkshire Hills Bancorp, Inc.	364	9,799
Chatham Lodging Trust	443	9,737
New Senior Investment Group, Inc.	902	9,633
First Commonwealth Financial Corp.	1,047	9,632
CareTrust REIT, Inc.	680	9,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	432	9,331
Investors Real Estate Trust	1,432	9,265
Third Point Reinsurance Ltd.*	781	9,153
Heartland Financial USA, Inc.	259	9,140
Brookline Bancorp, Inc.	818	9,023
Southside Bancshares, Inc.	291	8,988
Lakeland Financial Corp.	190	8,932
FNFV Group*	777	8,912
Wilshire Bancorp, Inc.	850	8,858
Ambac Financial Group, Inc.*	532	8,757
Hanmi Financial Corp.	371	8,715
ARMOUR Residential REIT, Inc.	434	8,680
CenterState Banks, Inc.	548	8,631
American Capital Mortgage Investment Corp.	544	8,590
Maiden Holdings Ltd.	699	8,556
Tier REIT, Inc.	558	8,554
Central Pacific Financial Corp.	357	8,425
Meridian Bancorp, Inc.	570	8,425
RE/MAX Holdings, Inc. — Class A	209	8,414
Universal Health Realty Income Trust	147	8,405
State Bank Financial Corp.	413	8,405
Hersha Hospitality Trust	489	8,386
PHH Corp.*	626	8,338

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Financial - 12.9% (continued)
Nelnet, Inc. — Class A	239	$8,305
iStar, Inc.*	859	8,238
InfraREIT, Inc.	469	8,226
KCG Holdings, Inc. — Class A*	618	8,219
Rouse Properties, Inc.	449	8,194
Cardinal Financial Corp.	371	8,140
Sandy Spring Bancorp, Inc.	278	8,079
New York Mortgage Trust, Inc. REIT	1,300	7,930
First Busey Corp.	366	7,829
City Holding Co.	172	7,821
Pacific Premier Bancorp, Inc.*	321	7,704
United Financial Bancorp, Inc.	593	7,697
Urstadt Biddle Properties, Inc. — Class A	309	7,657
Walker & Dunlop, Inc.*	325	7,404
Northfield Bancorp, Inc.	497	7,371
Oritani Financial Corp.	456	7,291
Cedar Realty Trust, Inc.	975	7,244
Customers Bancorp, Inc.*	288	7,237
Universal Insurance Holdings, Inc.	386	7,172
Stock Yards Bancorp, Inc.	251	7,086
FBL Financial Group, Inc. — Class A	116	7,038
Greenlight Capital Re Ltd. — Class A*	347	6,996
Saul Centers, Inc.	113	6,973
TrustCo Bank Corp. NY	1,079	6,916
Opus Bank	203	6,861
Piper Jaffray Cos.*	181	6,824
Diamond Hill Investment Group, Inc.	36	6,783
Capital Bank Financial Corp. — Class A	234	6,739
Cass Information Systems, Inc.	130	6,721
Silver Bay Realty Trust Corp.	393	6,693
Washington Trust Bancorp, Inc.	176	6,674
Getty Realty Corp.	310	6,650
Encore Capital Group, Inc.*	281	6,612
TriCo Bancshares	239	6,596
First Interstate BancSystem, Inc. — Class A	233	6,547
Flushing Financial Corp.	328	6,521
Investment Technology Group, Inc.	389	6,504
NorthStar Realty Europe Corp.	697	6,447
Enterprise Financial Services Corp.	227	6,331
National Bank Holdings Corp. — Class A	310	6,312
First Potomac Realty Trust	685	6,302
OM Asset Management plc	472	6,301
Dime Community Bancshares, Inc.	369	6,277
Community Trust Bancorp, Inc.	180	6,239
Heritage Financial Corp.	348	6,118
Flagstar Bancorp, Inc.*	247	6,029
MainSource Financial Group, Inc.	272	5,998
1st Source Corp.	185	5,992
Bryn Mawr Bank Corp.	197	5,752
James River Group Holdings Ltd.	169	5,739
Altisource Residential Corp.	618	5,679
Seacoast Banking Corporation of Florida*	349	5,668
National Storage Affiliates Trust	272	5,663
Bridge Bancorp, Inc.	198	5,623
Independent Bank Group, Inc.	131	5,621
CatchMark Timber Trust, Inc. — Class A	459	5,609
First BanCorp*	1,405	5,578
HomeStreet, Inc.*	279	5,558
BancFirst Corp.	92	5,549
Easterly Government Properties, Inc.	281	5,544
Ladder Capital Corp. — Class A	453	5,527
German American Bancorp, Inc.	168	5,371
Virtu Financial, Inc. — Class A	298	5,364
Anworth Mortgage Asset Corp.	1,131	5,316
Greenhill & Company, Inc.	328	5,281
National Western Life Group, Inc. — Class A	27	5,272
ConnectOne Bancorp, Inc.	336	5,272
WMIH Corp.*	2,373	5,268
Virtus Investment Partners, Inc.	74	5,267
Lakeland Bancorp, Inc.	459	5,223
CoBiz Financial, Inc.	439	5,136
Apollo Residential Mortgage, Inc.	378	5,065
Armada Hoffler Properties, Inc.	368	5,056
Camden National Corp.	119	4,998
Ashford Hospitality Trust, Inc.	924	4,962
Moelis & Co. — Class A	220	4,950
Meta Financial Group, Inc.	97	4,943
Westwood Holdings Group, Inc.	94	4,869
International. FCStone, Inc.*	178	4,858
First of Long Island Corp.	168	4,817
Forestar Group, Inc.*	404	4,803
AG Mortgage Investment Trust, Inc.	332	4,794
PJT Partners, Inc. — Class A	207	4,761
Great Southern Bancorp, Inc.	127	4,695
Univest Corporation of Pennsylvania	223	4,687
Whitestone REIT — Class B	309	4,660
Waterstone Financial, Inc.	301	4,614
Resource Capital Corp.	358	4,604
Nationstar Mortgage Holdings, Inc.*	404	4,549
Western Asset Mortgage Capital Corp. REIT	484	4,545
Mercantile Bank Corp.	188	4,486
Gladstone Commercial Corp.	264	4,459
OceanFirst Financial Corp.	242	4,397
Marcus & Millichap, Inc.*	172	4,371
CU Bancorp*	192	4,364
Stonegate Bank	135	4,356
First Financial Corp.	118	4,321

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Financial - 12.9% (continued)
Park Sterling Corp.	609	$4,318
Blue Hills Bancorp, Inc.	291	4,295
Ashford Hospitality Prime, Inc.	303	4,284
Financial Institutions, Inc.	164	4,275
OFG Bancorp	511	4,241
Suffolk Bancorp	135	4,227
Citizens, Inc.*	549	4,172
First Community Bancshares, Inc.	185	4,151
Peoples Bancorp, Inc.	190	4,140
Preferred Bank/Los Angeles CA	143	4,129
First Bancorp	233	4,096
CorEnergy Infrastructure Trust, Inc.	141	4,068
First Defiance Financial Corp.	104	4,040
State Auto Financial Corp.	183	4,010
Preferred Apartment Communities, Inc. — Class A	268	3,945
Arrow Financial Corp.	130	3,938
Clifton Bancorp, Inc.	259	3,903
Independence Realty Trust, Inc.	477	3,901
Ares Commercial Real Estate Corp.	317	3,896
NexPoint Residential Trust, Inc.	212	3,858
Fidelity Southern Corp.	245	3,839
QCR Holdings, Inc.	141	3,834
State National Companies, Inc.	361	3,801
Altisource Portfolio Solutions S.A.*	136	3,786
Heritage Insurance Holdings, Inc.	314	3,759
One Liberty Properties, Inc.	156	3,721
Bank Mutual Corp.	482	3,702
Dynex Capital, Inc.	530	3,678
HomeTrust Bancshares, Inc.*	195	3,608
Southwest Bancorp, Inc.	213	3,606
Cowen Group, Inc. — Class A*	1,207	3,573
TriState Capital Holdings, Inc.*	259	3,556
Pacific Continental Corp.	225	3,535
Federal Agricultural Mortgage Corp. — Class C	101	3,517
Independent Bank Corp.	241	3,497
West Bancorporation, Inc.	188	3,495
Franklin Financial Network, Inc.*	111	3,481
Arlington Asset Investment Corp. — Class A	266	3,461
Peapack Gladstone Financial Corp.	186	3,443
RAIT Financial Trust	1,085	3,396
Nicolet Bankshares, Inc.*	89	3,389
Bank of Marin Bancorp	70	3,386
United Community Financial Corp.	550	3,344
Horizon Bancorp	133	3,344
United Insurance Holdings Corp.	203	3,325
First Foundation, Inc.*	154	3,311
Fidelity & Guaranty Life	141	3,268
OneBeacon Insurance Group Ltd. — Class A	236	3,257
Heritage Commerce Corp.	308	3,243
UMH Properties, Inc.	288	3,240
World Acceptance Corp.*	71	3,238
Live Oak Bancshares, Inc.	229	3,231
Houlihan Lokey, Inc.	144	3,221
NMI Holdings, Inc. — Class A*	584	3,200
Allegiance Bancshares, Inc.*	128	3,185
Peoples Financial Services Corp.	81	3,170
Republic Bancorp, Inc. — Class A	114	3,150
Community Healthcare Trust, Inc.	147	3,107
First NBC Bank Holding Co.*	185	3,106
eHealth, Inc.*	213	2,986
Safeguard Scientifics, Inc.*	238	2,973
Guaranty Bancorp	177	2,956
Triumph Bancorp, Inc.*	183	2,928
Atlantic Capital Bancshares, Inc.*	202	2,921
CNB Financial Corp.	164	2,919
On Deck Capital, Inc.*	562	2,894
Bluerock Residential Growth REIT, Inc.	222	2,886
City Office REIT, Inc.	219	2,843
Federated National Holding Co.	149	2,837
Ladenburg Thalmann Financial Services, Inc.*	1,194	2,818
MidWestOne Financial Group, Inc.	98	2,799
National Bankshares, Inc.	80	2,794
Citizens & Northern Corp.	138	2,790
GAIN Capital Holdings, Inc.	441	2,787
HCI Group, Inc.	102	2,783
EMC Insurance Group, Inc.	99	2,744
First Connecticut Bancorp, Inc.	165	2,732
Global Indemnity plc — Class A*	99	2,725
Ames National Corp.	101	2,709
National Interstate Corp.	89	2,692
Sun Bancorp, Inc.*	127	2,624
Baldwin & Lyons, Inc. — Class B	106	2,614
Acacia Research Corp.	590	2,595
First Bancorp, Inc.	120	2,585
FRP Holdings, Inc.*	74	2,553
Farmers National Banc Corp.	290	2,552
RMR Group, Inc. — Class A	82	2,540
People's Utah Bancorp	152	2,523
Bancorp, Inc.*	414	2,492
Orchid Island Capital, Inc.	242	2,490
Bar Harbor Bankshares	70	2,457
American National Bankshares, Inc.	97	2,442
NewStar Financial, Inc.*	290	2,442
Fox Chase Bancorp, Inc.	120	2,441
Real Industry, Inc.*	310	2,409
Farmers Capital Bank Corp.	87	2,379
Enterprise Bancorp, Inc.	99	2,375
Territorial Bancorp, Inc.	89	2,356
National Commerce Corp.*	100	2,332
Old Second Bancorp, Inc.	340	2,322

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Financial - 12.9% (continued)
Penns Woods Bancorp, Inc.	55	$2,309
Enova International, Inc.*	313	2,304
Sierra Bancorp	138	2,303
Macatawa Bank Corp.	308	2,285
Consolidated-Tomoka Land Co.	48	2,279
Trupanion, Inc.*	170	2,253
Heritage Oaks Bancorp	283	2,247
First Business Financial Services, Inc.	95	2,230
Carolina Financial Corp.	119	2,223
Atlas Financial Holdings, Inc.*	126	2,170
BSB Bancorp, Inc.*	95	2,152
BankFinancial Corp.	179	2,146
Charter Financial Corp.	161	2,138
Green Bancorp, Inc.*	243	2,119
Your Community Bankshares, Inc.	57	2,118
Great Ajax Corp.	152	2,108
Merchants Bancshares, Inc.	68	2,073
Cascade Bancorp*	371	2,055
Northrim BanCorp, Inc.	78	2,051
Ocwen Financial Corp.*	1,189	2,033
WashingtonFirst Bankshares, Inc.	94	2,031
C1 Financial, Inc.*	87	2,030
PennyMac Financial Services, Inc. — Class A*	161	2,011
Bear State Financial, Inc.	212	1,999
Hingham Institution for Savings	16	1,967
Owens Realty Mortgage, Inc.	117	1,947
Hallmark Financial Services, Inc.*	165	1,912
Avenue Financial Holdings, Inc.*	97	1,906
Access National Corp.	96	1,873
CommunityOne Bancorp*	148	1,871
Home Bancorp, Inc.	67	1,840
Higher One Holdings, Inc.*	359	1,834
Codorus Valley Bancorp, Inc.	90	1,833
Regional Management Corp.*	125	1,833
Capital City Bank Group, Inc.	130	1,810
Oppenheimer Holdings, Inc. — Class A	117	1,809
Tiptree Financial, Inc. — Class A	322	1,765
Old Line Bancshares, Inc.	98	1,764
Trinity Place Holdings, Inc.*	226	1,738
ACNB Corp.	69	1,733
MutualFirst Financial, Inc.	63	1,723
Shore Bancshares, Inc.	146	1,716
SI Financial Group, Inc.	129	1,708
GAMCO Investors, Inc. — Class A	52	1,704
Summit Financial Group, Inc.	97	1,698
Republic First Bancorp, Inc.*	392	1,690
First Mid-Illinois Bancshares, Inc.	67	1,675
C&F Financial Corp.	37	1,656
MBT Financial Corp.	207	1,656
Manning & Napier, Inc. — Class A	174	1,653
Premier Financial Bancorp, Inc.	98	1,651
First Northwest Bancorp*	129	1,643
Union Bankshares, Inc.	45	1,636
Investors Title Co.	17	1,619
Donegal Group, Inc. — Class A	98	1,616
Southern First Bancshares, Inc.*	67	1,615
LCNB Corp.	102	1,612
Southern Missouri Bancorp, Inc.	68	1,600
Marlin Business Services Corp.	98	1,597
Southern National Bancorp of Virginia, Inc.	130	1,580
Lake Sunapee Bank Group	91	1,557
Orrstown Financial Services, Inc.	86	1,552
Farmland Partners, Inc.	136	1,540
Veritex Holdings, Inc.*	96	1,538
Associated Capital Group, Inc. — Class A	53	1,520
Independence Holding Co.	84	1,509
Century Bancorp, Inc. — Class A	35	1,482
Bankwell Financial Group, Inc.	67	1,478
Impac Mortgage Holdings, Inc.*	94	1,474
Middleburg Financial Corp.	54	1,469
Calamos Asset Management, Inc. — Class A	199	1,455
First Internet Bancorp	60	1,429
Central Valley Community Bancorp	102	1,428
Westfield Financial, Inc.	185	1,425
Provident Financial Holdings, Inc.	77	1,409
First Community Financial Partners, Inc.*	159	1,399
First Financial Northwest, Inc.	105	1,394
Stratus Properties, Inc.*	72	1,349
Pzena Investment Management, Inc. — Class A	173	1,317
Equity Bancshares, Inc. — Class A*	59	1,306
Blue Capital Reinsurance Holdings Ltd.	69	1,277
ESSA Bancorp, Inc.	95	1,273
Pacific Mercantile Bancorp*	179	1,271
Crawford & Co. — Class B	141	1,197
County Bancorp, Inc.	56	1,155
Hennessy Advisors, Inc.	34	1,138
Chemung Financial Corp.	37	1,086
FBR & Co.	72	1,075
Silvercrest Asset Management Group, Inc. — Class A	81	991
Midland States Bancorp, Inc.*	43	933
Provident Bancorp, Inc.*	52	802
Hampton Roads Bankshares, Inc.*	412	737
Walter Investment Management Corp.*	220	607
Greene County Bancorp, Inc.	36	586
BBX Capital Corp. — Class A*	36	553
California First National Bancorp	27	399
Medley Management, Inc. — Class A	67	394
Griffin Land & Nurseries, Inc.	8	245

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Financial - 12.9% (continued)
Fifth Street Asset Management, Inc.	60	$242
American Independence Corp.*	7	172
United Development Funding IV†††	233	–
Total Financial		5,012,067
Consumer, Non-cyclical - 9.9%
HealthSouth Corp.	1,048	40,683
PAREXEL International Corp.*	621	39,048
Deluxe Corp.	578	38,362
B&G Foods, Inc.	733	35,331
NuVasive, Inc.*	586	34,997
Prestige Brands Holdings, Inc.*	629	34,846
Healthcare Services Group, Inc.	832	34,427
Bright Horizons Family Solutions, Inc.*	519	34,414
Helen of Troy Ltd.*	331	34,040
Team Health Holdings, Inc.*	802	32,616
Snyder's-Lance, Inc.	952	32,263
Horizon Pharma plc*	1,885	31,045
Cantel Medical Corp.	423	29,074
Darling Ingredients, Inc.*	1,941	28,921
Integra LifeSciences Holdings Corp.*	357	28,482
Lancaster Colony Corp.	222	28,329
Owens & Minor, Inc.	738	27,586
Cimpress N.V.*	297	27,467
United Natural Foods, Inc.*	586	27,425
Catalent, Inc.*	1,177	27,059
Ligand Pharmaceuticals, Inc. — Class B*	225	26,836
Medicines Co.*	796	26,769
Cepheid*	859	26,414
Chemed Corp.	191	26,035
Molina Healthcare, Inc.*	511	25,499
Masimo Corp.*	483	25,364
Impax Laboratories, Inc.*	865	24,930
Myriad Genetics, Inc.*	798	24,419
TESARO, Inc.*	290	24,374
Neogen Corp.*	430	24,187
ABM Industries, Inc.	659	24,040
Monro Muffler Brake, Inc.	371	23,581
CEB, Inc.	380	23,437
Vector Group Ltd.	1,045	23,428
Novavax, Inc.*	3,190	23,191
Kite Pharma, Inc.*	463	23,150
AMN Healthcare Services, Inc.*	559	22,343
On Assignment, Inc.*	601	22,207
Nektar Therapeutics*	1,530	21,772
Cardtronics, Inc.*	533	21,218
Grand Canyon Education, Inc.*	531	21,197
Wright Medical Group N.V.*	1,219	21,175
J&J Snack Foods Corp.	177	21,111
Matthews International Corp. — Class A	378	21,032
Exelixis, Inc.*	2,686	20,978
Nevro Corp.*	283	20,874
Ultragenyx Pharmaceutical, Inc.*	426	20,836
Fresh Del Monte Produce, Inc.	382	20,793
Insulet Corp.*	682	20,624
Sanderson Farms, Inc.	236	20,447
Ironwood Pharmaceuticals, Inc. — Class A*	1,529	19,992
FTI Consulting, Inc.*	490	19,933
Globus Medical, Inc. — Class A*	828	19,731
ICU Medical, Inc.*	174	19,618
Dean Foods Co.	1,083	19,591
WD-40 Co.	166	19,497
Avon Products, Inc.	5,149	19,463
Cambrex Corp.*	376	19,450
Magellan Health, Inc.*	294	19,336
Diplomat Pharmacy, Inc.*	540	18,900
Bluebird Bio, Inc.*	433	18,745
Incorporated Research Holdings, Inc. — Class A*	485	18,493
Ophthotech Corp.*	360	18,371
Halyard Health, Inc.*	553	17,984
Tumi Holdings, Inc.*	667	17,836
Boston Beer Company, Inc. — Class A*	104	17,788
Penumbra, Inc.*	298	17,731
Travelport Worldwide Ltd.	1,366	17,607
HMS Holdings Corp.*	996	17,540
Haemonetics Corp.*	605	17,539
Advisory Board Co.*	484	17,129
Sotheby's	618	16,933
Aaron's, Inc.	768	16,812
Amedisys, Inc.*	330	16,658
ExamWorks Group, Inc.*	475	16,554
NxStage Medical, Inc.*	752	16,303
Cal-Maine Foods, Inc.	366	16,221
LifeLock, Inc.*	999	15,794
Intra-Cellular Therapies, Inc.*	404	15,683
CONMED Corp.	326	15,560
Community Health Systems, Inc.*	1,289	15,532
HealthEquity, Inc.*	510	15,496
ARIAD Pharmaceuticals, Inc.*	2,090	15,445
Huron Consulting Group, Inc.*	255	15,407
Brink's Co.	532	15,157
Universal Corp.	262	15,128
Surgical Care Affiliates, Inc.*	317	15,112
TherapeuticsMD, Inc.*	1,773	15,071
Air Methods Corp.*	420	15,049
SUPERVALU, Inc.*	3,142	14,829
Pacira Pharmaceuticals, Inc.*	431	14,538
Natus Medical, Inc.*	384	14,515
Prothena Corporation plc*	410	14,334
Insperity, Inc.	185	14,288
Depomed, Inc.*	721	14,146
Exact Sciences Corp.*	1,144	14,014
Korn/Ferry International	677	14,014
Alder Biopharmaceuticals, Inc.*	551	13,758
Portola Pharmaceuticals, Inc.*	582	13,734
Radius Health, Inc.*	373	13,708
Select Medical Holdings Corp.*	1,261	13,707
Cynosure, Inc. — Class A*	280	13,621
SpartanNash Co.	436	13,333
Five Prime Therapeutics, Inc.*	319	13,191

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Non-cyclical - 9.9% (continued)
DeVry Education Group, Inc.	739	$13,184
ACCO Brands Corp.*	1,256	12,974
Acorda Therapeutics, Inc.*	508	12,957
Calavo Growers, Inc.	183	12,261
Abaxis, Inc.	259	12,233
LDR Holding Corp.*	325	12,009
PRA Health Sciences, Inc.*	286	11,943
Endologix, Inc.*	958	11,937
HeartWare International, Inc.*	206	11,897
Ensign Group, Inc.	564	11,850
Performance Food Group Co.*	439	11,813
Analogic Corp.	147	11,678
EVERTEC, Inc.	751	11,671
Green Dot Corp. — Class A*	504	11,587
Celator Pharmaceuticals, Inc.*	381	11,499
Zeltiq Aesthetics, Inc.*	419	11,451
Andersons, Inc.	318	11,301
Supernus Pharmaceuticals, Inc.*	553	11,265
Kindred Healthcare, Inc.	996	11,245
Greatbatch, Inc.*	361	11,166
Halozyme Therapeutics, Inc.*	1,288	11,115
Acceleron Pharma, Inc.*	324	11,010
Paylocity Holding Corp.*	254	10,973
Repligen Corp.*	398	10,889
Emergent BioSolutions, Inc.*	384	10,798
Achillion Pharmaceuticals, Inc.*	1,384	10,795
TriNet Group, Inc.*	498	10,353
Spark Therapeutics, Inc.*	202	10,328
MacroGenics, Inc.*	377	10,175
FibroGen, Inc.*	619	10,158
Merit Medical Systems, Inc.*	508	10,074
Innoviva, Inc.	955	10,056
AMAG Pharmaceuticals, Inc.*	412	9,855
Theravance Biopharma, Inc.*	429	9,734
Inogen, Inc.*	193	9,671
MiMedx Group, Inc.*	1,208	9,640
Sarepta Therapeutics, Inc.*	505	9,629
Meridian Bioscience, Inc.	493	9,614
Luminex Corp.*	469	9,488
Spectranetics Corp.*	505	9,449
TrueBlue, Inc.*	498	9,422
Sage Therapeutics, Inc.*	311	9,370
Apollo Education Group, Inc. — Class A*	1,009	9,202
Navigant Consulting, Inc.*	562	9,076
Anika Therapeutics, Inc.*	167	8,960
Orthofix International N.V.*	207	8,777
NutriSystem, Inc.	344	8,724
ICF International, Inc.*	213	8,712
National Beverage Corp.*	138	8,668
Seaboard Corp.*	3	8,612
US Physical Therapy, Inc.	143	8,610
PharMerica Corp.*	349	8,606
Puma Biotechnology, Inc.*	288	8,580
Central Garden & Pet Co. — Class A*	395	8,575
National Healthcare Corp.	132	8,546
McGrath RentCorp	277	8,473
Team, Inc.*	341	8,467
Momenta Pharmaceuticals, Inc.*	768	8,294
Vascular Solutions, Inc.*	199	8,290
Coca-Cola Bottling Company Consolidated	56	8,258
Relypsa, Inc.*	446	8,251
Amicus Therapeutics, Inc.*	1,505	8,217
Synergy Pharmaceuticals, Inc.*	2,136	8,117
Cempra, Inc.*	489	8,064
Quad/Graphics, Inc.	343	7,988
ZIOPHARM Oncology, Inc.*	1,436	7,884
Tootsie Roll Industries, Inc.	203	7,822
Lannett Company, Inc.*	327	7,779
Merrimack Pharmaceuticals, Inc.*	1,442	7,772
SciClone Pharmaceuticals, Inc.*	592	7,732
LHC Group, Inc.*	177	7,661
Retrophin, Inc.*	428	7,623
Rent-A-Center, Inc.	613	7,528
Adeptus Health, Inc. — Class A*	145	7,491
Cerus Corp.*	1,197	7,469
Viad Corp.	238	7,378
Inovio Pharmaceuticals, Inc.*	784	7,244
Dermira, Inc.*	247	7,225
Insmed, Inc.*	732	7,218
Xencor, Inc.*	380	7,216
Lexicon Pharmaceuticals, Inc.*	499	7,161
Capella Education Co.	134	7,054
Novocure Ltd.*	593	6,920
Cardiovascular Systems, Inc.*	376	6,909
Providence Service Corp.*	153	6,867
USANA Health Sciences, Inc.*	61	6,796
Amphastar Pharmaceuticals, Inc.*	420	6,770
Heron Therapeutics, Inc.*	375	6,769
Triple-S Management Corp. — Class B*	275	6,718
Dynavax Technologies Corp.*	459	6,692
LendingTree, Inc.*	75	6,625
Kelly Services, Inc. — Class A	347	6,583
Atrion Corp.	15	6,418
Pacific Biosciences of California, Inc.*	900	6,332
Resources Connection, Inc.	421	6,222
Keryx Biopharmaceuticals, Inc.*	933	6,176
Atara Biotherapeutics, Inc.*	274	6,168
Ingles Markets, Inc. — Class A	165	6,155
Strayer Education, Inc.*	125	6,141
PDL BioPharma, Inc.	1,952	6,129
Seres Therapeutics, Inc.*	210	6,101
Array BioPharma, Inc.*	1,707	6,077
CBIZ, Inc.*	583	6,069
Inter Parfums, Inc.	206	5,886
Coherus Biosciences, Inc.*	348	5,878
Capital Senior Living Corp.*	332	5,866
Ennis, Inc.	302	5,792
Genomic Health, Inc.*	221	5,723
Glaukos Corp.*	196	5,715
Weis Markets, Inc.	113	5,712
Quidel Corp.*	317	5,662

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Non-cyclical - 9.9% (continued)
MGP Ingredients, Inc.	148	$5,658
Raptor Pharmaceutical Corp.*	1,010	5,424
RPX Corp.*	587	5,383
Cross Country Healthcare, Inc.*	379	5,276
ANI Pharmaceuticals, Inc.*	94	5,247
AtriCure, Inc.*	371	5,242
BioTelemetry, Inc.*	319	5,200
Spectrum Pharmaceuticals, Inc.*	790	5,190
Universal American Corp.	684	5,185
Omega Protein Corp.*	258	5,157
Clovis Oncology, Inc.*	375	5,145
American Public Education, Inc.*	183	5,142
Amplify Snack Brands, Inc.*	343	5,059
CorVel Corp.*	117	5,052
NeoGenomics, Inc.*	626	5,033
Aerie Pharmaceuticals, Inc.*	285	5,016
K12, Inc.*	399	4,984
Celldex Therapeutics, Inc.*	1,129	4,956
Kforce, Inc.	290	4,898
Accuray, Inc.*	942	4,889
Epizyme, Inc.*	475	4,864
Vanda Pharmaceuticals, Inc.*	433	4,845
Corcept Therapeutics, Inc.*	882	4,816
Geron Corp.*	1,784	4,781
Blueprint Medicines Corp.*	235	4,759
Sangamo BioSciences, Inc.*	820	4,748
XenoPort, Inc.*	673	4,738
K2M Group Holdings, Inc.*	303	4,703
Career Education Corp.*	790	4,701
Aduro Biotech, Inc.*	415	4,694
Landauer, Inc.	113	4,651
SP Plus Corp.*	204	4,606
Omeros Corp.*	437	4,597
AngioDynamics, Inc.*	319	4,584
Sagent Pharmaceuticals, Inc.*	304	4,554
Invacare Corp.	375	4,549
Otonomy, Inc.*	283	4,494
Revlon, Inc. — Class A*	139	4,473
MannKind Corp.*	3,829	4,442
Arena Pharmaceuticals, Inc.*	2,595	4,437
CryoLife, Inc.	372	4,393
Lion Biotechnologies, Inc.*	538	4,358
Healthways, Inc.*	376	4,343
Forrester Research, Inc.	117	4,313
John B Sanfilippo & Son, Inc.	101	4,306
XBiotech, Inc.*	205	4,289
Rockwell Medical, Inc.*	566	4,285
Carriage Services, Inc. — Class A	175	4,144
Albany Molecular Research, Inc.*	307	4,126
Phibro Animal Health Corp. — Class A	221	4,124
GenMark Diagnostics, Inc.*	474	4,124
Medifast, Inc.	123	4,092
Almost Family, Inc.*	96	4,091
Eagle Pharmaceuticals, Inc.*	105	4,074
Smart & Final Stores, Inc.*	273	4,065
Enanta Pharmaceuticals, Inc.*	184	4,057
Surgery Partners, Inc.*	220	3,938
Accelerate Diagnostics, Inc.*	272	3,914
Elizabeth Arden, Inc.*	283	3,894
Teladoc, Inc.*	243	3,893
Intersect ENT, Inc.*	300	3,879
Tejon Ranch Co.*	164	3,877
Weight Watchers International, Inc.*	328	3,815
Arrowhead Pharmaceuticals, Inc.*	715	3,804
Cytokinetics, Inc.*	400	3,796
Organovo Holdings, Inc.*	1,017	3,783
OraSure Technologies, Inc.*	640	3,782
Civitas Solutions, Inc.*	178	3,708
Axovant Sciences Ltd.*	288	3,698
Quorum Health Corp.*	345	3,695
Natera, Inc.*	306	3,692
Hackett Group, Inc.	265	3,676
Chefs' Warehouse, Inc.*	229	3,664
Loxo Oncology, Inc.*	158	3,662
Heidrick & Struggles International, Inc.	216	3,646
Insys Therapeutics, Inc.*	278	3,597
SurModics, Inc.*	153	3,592
Vectrus, Inc.*	126	3,590
Versartis, Inc.*	323	3,572
Agenus, Inc.*	863	3,495
Teligent, Inc.*	489	3,491
Progenics Pharmaceuticals, Inc.*	822	3,469
Barrett Business Services, Inc.	83	3,430
Vitae Pharmaceuticals, Inc.*	310	3,345
Aimmune Therapeutics, Inc.*	309	3,343
Trevena, Inc.*	527	3,320
Revance Therapeutics, Inc.*	242	3,291
Exactech, Inc.*	123	3,289
Flexion Therapeutics, Inc.*	219	3,277
Advaxis, Inc.*	395	3,196
Bellicum Pharmaceuticals, Inc.*	246	3,187
Akebia Therapeutics, Inc.*	424	3,172
Alarm.com Holdings, Inc.*	122	3,127
Cotiviti Holdings, Inc.*	147	3,106
Electro Rent Corp.	201	3,097
Farmer Brothers Co.*	96	3,078
ImmunoGen, Inc.*	995	3,065
Great Lakes Dredge & Dock Corp.*	698	3,043
Sucampo Pharmaceuticals, Inc. — Class A*	277	3,039
Adamas Pharmaceuticals, Inc.*	197	2,983
Foundation Medicine, Inc.*	159	2,967
ConforMIS, Inc.*	418	2,934
American Renal Associates Holdings, Inc.*	101	2,926
ServiceSource International, Inc.*	721	2,906
Primo Water Corp.*	246	2,905
NewLink Genetics Corp.*	256	2,883
Seneca Foods Corp. — Class A*	77	2,788
Enzo Biochem, Inc.*	463	2,764

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Non-cyclical - 9.9% (continued)
PTC Therapeutics, Inc.*	393	$2,759
Global Blood Therapeutics, Inc.*	165	2,737
CSS Industries, Inc.	101	2,708
Central Garden & Pet Co.*	118	2,694
Heska Corp.*	72	2,676
AAC Holdings, Inc.*	117	2,670
TG Therapeutics, Inc.*	435	2,636
La Jolla Pharmaceutical Co.*	164	2,624
MediciNova, Inc.*	347	2,620
STAAR Surgical Co.*	473	2,606
CRA International, Inc.*	103	2,598
BioSpecifics Technologies Corp.*	64	2,556
OncoMed Pharmaceuticals, Inc.*	207	2,548
Utah Medical Products, Inc.	40	2,520
Aratana Therapeutics, Inc.*	394	2,490
Village Super Market, Inc. — Class A	86	2,485
Natural Health Trends Corp.	88	2,481
Monster Worldwide, Inc.*	1,035	2,474
BioCryst Pharmaceuticals, Inc.*	868	2,465
Rigel Pharmaceuticals, Inc.*	1,100	2,453
Limoneira Co.	139	2,449
CytomX Therapeutics, Inc.*	239	2,441
RTI Surgical, Inc.*	679	2,438
TerraVia Holdings, Inc.*	928	2,431
MoneyGram International, Inc.*	350	2,398
Immunomedics, Inc.*	1,031	2,392
Paratek Pharmaceuticals, Inc.*	170	2,365
Zogenix, Inc.*	293	2,359
Oxford Immunotec Global plc*	262	2,358
Ardelyx, Inc.*	270	2,357
RadNet, Inc.*	439	2,344
Anavex Life Sciences Corp.*	381	2,328
LeMaitre Vascular, Inc.	160	2,283
Nutraceutical International Corp.*	97	2,246
Care.com, Inc.*	189	2,208
InVivo Therapeutics Holdings Corp.*	380	2,196
NanoString Technologies, Inc.*	174	2,192
Concert Pharmaceuticals, Inc.*	195	2,190
Lifevantage Corp.*	160	2,176
Avexis, Inc.*	57	2,167
Applied Genetic Technologies Corp.*	150	2,120
Curis, Inc.*	1,318	2,056
BioScrip, Inc.*	802	2,045
Chimerix, Inc.*	504	1,981
Editas Medicine, Inc.*	81	1,976
Invitae Corp.*	267	1,973
BioTime, Inc.*	755	1,971
AxoGen, Inc.*	282	1,940
Aclaris Therapeutics, Inc.*	105	1,939
Athersys, Inc.*	890	1,931
Edge Therapeutics, Inc.*	191	1,931
Bio-Path Holdings, Inc.*	970	1,930
OvaScience, Inc.*	370	1,928
Minerva Neurosciences, Inc.*	186	1,899
Sorrento Therapeutics, Inc.*	339	1,898
REGENXBIO, Inc.*	237	1,896
ARC Document Solutions, Inc.*	485	1,887
Ignyta, Inc.*	348	1,886
Collegium Pharmaceutical, Inc.*	159	1,884
Karyopharm Therapeutics, Inc.*	279	1,872
Ascent Capital Group, Inc. — Class A*	121	1,862
Franklin Covey Co.*	121	1,855
Tetraphase Pharmaceuticals, Inc.*	429	1,845
Durect Corp.*	1,491	1,819
Pfenex, Inc.*	215	1,800
WaVe Life Sciences Ltd.*	86	1,779
PharmAthene, Inc.*	728	1,776
CytRx Corp.*	789	1,759
Inventure Foods, Inc.*	224	1,749
Collectors Universe, Inc.	88	1,738
Vital Therapies, Inc.*	280	1,736
Intellia Therapeutics, Inc.*	81	1,729
Cellular Biomedicine Group, Inc.*	144	1,727
Craft Brew Alliance, Inc.*	149	1,716
Esperion Therapeutics, Inc.*	169	1,670
Tandem Diabetes Care, Inc.*	220	1,659
PFSweb, Inc.*	174	1,653
MyoKardia, Inc.*	132	1,637
Entellus Medical, Inc.*	89	1,626
Zafgen, Inc.*	269	1,611
Idera Pharmaceuticals, Inc.*	1,052	1,610
Medgenics, Inc.*	288	1,598
Synthetic Biologics, Inc.*	884	1,591
Cutera, Inc.*	139	1,558
Bridgepoint Education, Inc.*	211	1,528
Inotek Pharmaceuticals Corp.*	204	1,518
Voyager Therapeutics, Inc.*	138	1,517
Addus HomeCare Corp.*	87	1,516
Avinger, Inc.*	127	1,515
Symmetry Surgical, Inc.*	115	1,510
Trovagene, Inc.*	333	1,508
Neos Therapeutics, Inc.*	161	1,494
Alliance One International, Inc.*	97	1,494
Nobilis Health Corp.*	653	1,456
Endocyte, Inc.*	449	1,441
Anthera Pharmaceuticals, Inc.*	465	1,437
Natural Grocers by Vitamin Cottage, Inc.*	107	1,396
ChromaDex Corp.*	334	1,383
T2 Biosystems, Inc.*	173	1,365
Information Services Group, Inc.*	363	1,361
National Research Corp. — Class A	99	1,356
Stemline Therapeutics, Inc.*	199	1,347
Regulus Therapeutics, Inc.*	457	1,321
Tobira Therapeutics, Inc.*	104	1,306
Reata Pharmaceuticals, Inc. — Class A*	66	1,304
Iridex Corp.*	88	1,302
Cidara Therapeutics, Inc.*	126	1,299

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Non-cyclical - 9.9% (continued)
Egalet Corp.*	259	$1,285
Senseonics Holdings, Inc.*	325	1,277
CPI Card Group, Inc.	248	1,242
Neff Corp. — Class A*	112	1,224
NantKwest, Inc.*	195	1,213
Titan Pharmaceuticals, Inc.*	219	1,198
Osiris Therapeutics, Inc.	235	1,196
Agile Therapeutics, Inc.*	157	1,195
Cara Therapeutics, Inc.*	248	1,193
Alico, Inc.	38	1,150
ChemoCentryx, Inc.*	252	1,131
AcelRx Pharmaceuticals, Inc.*	413	1,111
Immune Design Corp.*	132	1,077
Fortress Biotech, Inc.*	398	1,071
Liberty Tax, Inc.	80	1,066
Patriot National, Inc.*	128	1,047
iRadimed Corp.*	48	1,044
Ocular Therapeutix, Inc.*	211	1,044
B. Riley Financial, Inc.	108	1,035
Galena Biopharma, Inc.*	2,167	1,010
TransEnterix, Inc.*	820	1,000
Axsome Therapeutics, Inc.*	129	973
Nature's Sunshine Products, Inc.	101	963
Synutra International, Inc.*	249	949
Proteostasis Therapeutics, Inc.*	74	898
GlycoMimetics, Inc.*	119	865
Adverum Biotechnologies, Inc.*	272	860
Dimension Therapeutics, Inc.*	143	858
Veracyte, Inc.*	165	830
Mirati Therapeutics, Inc.*	150	819
Eiger BioPharmaceuticals, Inc.*	41	813
Genesis Healthcare, Inc.*	442	782
Infinity Pharmaceuticals, Inc.*	580	771
Argos Therapeutics, Inc.*	124	760
Cambium Learning Group, Inc.*	159	717
Turning Point Brands, Inc.*	69	709
Ampio Pharmaceuticals, Inc.*	513	662
Tokai Pharmaceuticals, Inc.*	117	645
Asterias Biotherapeutics, Inc.*	267	641
Second Sight Medical Products, Inc.*	168	601
Lipocine, Inc.*	193	587
Corvus Pharmaceuticals, Inc.*	39	556
Syndax Pharmaceuticals, Inc.*	55	542
Lifeway Foods, Inc.*	55	532
USMD Holdings, Inc.*	28	525
vTv Therapeutics, Inc. — Class A*	90	522
ViewRay, Inc.*	77	315
Total Consumer, Non-cyclical		3,884,088
Industrial - 6.5%
Curtiss-Wright Corp.	523	44,063
Teledyne Technologies, Inc.*	404	40,015
Woodward, Inc.	626	36,082
EMCOR Group, Inc.	716	35,269
CLARCOR, Inc.	563	34,247
Universal Display Corp.*	490	33,222
Dycom Industries, Inc.*	361	32,403
Littelfuse, Inc.	262	30,966
EnerSys	515	30,627
XPO Logistics, Inc.*	1,155	30,330
Belden, Inc.	496	29,943
Tech Data Corp.*	414	29,746
Louisiana-Pacific Corp.*	1,704	29,564
Generac Holdings, Inc.*	772	26,989
Coherent, Inc.*	286	26,249
Joy Global, Inc.	1,152	24,353
Drew Industries, Inc.	281	23,841
Masonite International Corp.*	359	23,743
Sanmina Corp.*	868	23,272
Universal Forest Products, Inc.	234	21,689
Esterline Technologies Corp.*	349	21,652
Mueller Industries, Inc.	670	21,360
Granite Construction, Inc.	467	21,272
John Bean Technologies Corp.	344	21,060
Mueller Water Products, Inc. — Class A	1,842	21,036
Knight Transportation, Inc.	791	21,025
Tetra Tech, Inc.	683	20,999
GATX Corp.	477	20,973
Hillenbrand, Inc.	698	20,968
IMAX Corp.*	696	20,518
Triumph Group, Inc.	576	20,448
Kennametal, Inc.	923	20,407
Moog, Inc. — Class A*	378	20,382
Vishay Intertechnology, Inc.	1,612	19,974
Barnes Group, Inc.	594	19,673
Simpson Manufacturing Company, Inc.	490	19,585
RBC Bearings, Inc.*	268	19,430
Applied Industrial Technologies, Inc.	429	19,365
KLX, Inc.*	624	19,344
MSA Safety, Inc.	367	19,279
Rexnord Corp.*	980	19,237
Watts Water Technologies, Inc. — Class A	329	19,168
AZZ, Inc.	306	18,354
Franklin Electric Company, Inc.	544	17,979
Advanced Energy Industries, Inc.*	467	17,727
Exponent, Inc.	302	17,640
Smith & Wesson Holding Corp.*	648	17,613
MasTec, Inc.*	782	17,454
Itron, Inc.*	395	17,024
Plexus Corp.*	394	17,021
Proto Labs, Inc.*	291	16,751
Brady Corp. — Class A	541	16,533
Matson, Inc.	511	16,500
TopBuild Corp.*	450	16,289
Golar LNG Ltd.	1,039	16,106
Actuant Corp. — Class A	694	15,691
Trex Company, Inc.*	349	15,677
Forward Air Corp.	352	15,675
Apogee Enterprises, Inc.	336	15,574
Headwaters, Inc.*	860	15,428
TASER International, Inc.*	617	15,351
Fabrinet*	412	15,293

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Industrial - 6.5% (continued)
Summit Materials, Inc. — Class A*	743	$15,202
Hub Group, Inc. — Class A*	396	15,195
Methode Electronics, Inc.	431	14,753
Trinseo S.A.	337	14,467
Knowles Corp.*	1,043	14,268
Comfort Systems USA, Inc.	438	14,266
Nordic American Tankers Ltd.	1,026	14,251
Sturm Ruger & Company, Inc.	219	14,018
Swift Transportation Co. — Class A*	883	13,607
Albany International Corp. — Class A	338	13,496
Kaman Corp.	317	13,479
KapStone Paper and Packaging Corp.	1,020	13,270
II-VI, Inc.*	703	13,188
AAON, Inc.	477	13,122
Rogers Corp.*	213	13,014
Aerojet Rocketdyne Holdings, Inc.*	704	12,869
Astec Industries, Inc.	229	12,859
GoPro, Inc. — Class A*	1,180	12,756
Standex International Corp.	150	12,395
Benchmark Electronics, Inc.*	585	12,373
Werner Enterprises, Inc.	528	12,128
Badger Meter, Inc.	166	12,123
OSI Systems, Inc.*	207	12,033
Atlas Air Worldwide Holdings, Inc.*	290	12,012
ESCO Technologies, Inc.	300	11,982
Cubic Corp.	298	11,968
US Ecology, Inc.	258	11,855
Gibraltar Industries, Inc.*	373	11,776
EnPro Industries, Inc.	255	11,319
Greif, Inc. — Class A	302	11,256
Advanced Drainage Systems, Inc.	410	11,222
Tennant Co.	207	11,151
Builders FirstSource, Inc.*	988	11,115
CIRCOR International, Inc.	195	11,113
SPX FLOW, Inc.*	412	10,741
Briggs & Stratton Corp.	502	10,633
Boise Cascade Co.*	461	10,580
Tutor Perini Corp.*	446	10,503
Ship Finance International Ltd.	708	10,436
Patrick Industries, Inc.*	171	10,310
US Concrete, Inc.*	169	10,294
Multi-Color Corp.	161	10,207
Rofin-Sinar Technologies, Inc.*	319	10,189
Caesarstone Ltd.*	278	9,663
TriMas Corp.*	533	9,594
Heartland Express, Inc.	544	9,460
Greenbrier Companies, Inc.	320	9,322
Continental Building Products, Inc.*	416	9,248
Federal Signal Corp.	709	9,132
AAR Corp.	391	9,126
Primoris Services Corp.	476	9,011
Encore Wire Corp.	239	8,910
Chart Industries, Inc.*	361	8,711
Lindsay Corp.	125	8,482
Sun Hydraulics Corp.	275	8,165
Raven Industries, Inc.	429	8,125
Scorpio Tankers, Inc.	1,932	8,114
Manitowoc Company, Inc.	1,486	8,099
Aegion Corp. — Class A*	413	8,058
Altra Industrial Motion Corp.	298	8,040
Air Transport Services Group, Inc.*	613	7,944
Babcock & Wilcox Enterprises, Inc.*	534	7,844
Echo Global Logistics, Inc.*	340	7,623
Astronics Corp.*	228	7,583
Lydall, Inc.*	196	7,558
Quanex Building Products Corp.	404	7,510
Saia, Inc.*	298	7,492
AVX Corp.	550	7,469
Alamo Group, Inc.	111	7,323
General Cable Corp.	573	7,283
SPX Corp.*	485	7,202
Nortek, Inc.*	116	6,880
Global Brass & Copper Holdings, Inc.	250	6,823
Aerovironment, Inc.*	242	6,728
FARO Technologies, Inc.*	196	6,631
CTS Corp.	370	6,630
Hyster-Yale Materials Handling, Inc.	111	6,603
Argan, Inc.	158	6,592
Kadant, Inc.	127	6,542
TTM Technologies, Inc.*	855	6,438
Harsco Corp.	952	6,321
GasLog Ltd.	483	6,269
Frontline Ltd.	767	6,036
Griffon Corp.	357	6,019
Insteel Industries, Inc.	207	5,918
PGT, Inc.*	565	5,820
Gorman-Rupp Co.	208	5,701
Novanta, Inc.*	374	5,666
National Presto Industries, Inc.	58	5,472
DHT Holdings, Inc.	1,085	5,458
Marten Transport Ltd.	272	5,386
TAL International Group, Inc.	392	5,257
NCI Building Systems, Inc.*	321	5,133
Chase Corp.	83	4,903
Mistras Group, Inc.*	203	4,846
MYR Group, Inc.*	201	4,840
Tredegar Corp.	300	4,836
Stoneridge, Inc.*	317	4,736
ArcBest Corp.	291	4,729
Haynes International, Inc.	147	4,716
Overseas Shipholding Group, Inc. — Class A	422	4,638
Armstrong Flooring, Inc.*	273	4,627
TimkenSteel Corp.	466	4,483
NN, Inc.	310	4,337
Mesa Laboratories, Inc.	35	4,305
Kimball Electronics, Inc.*	332	4,133
Teekay Tankers Ltd. — Class A	1,377	4,103

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Industrial - 6.5% (continued)
Powell Industries, Inc.	103	$4,052
AEP Industries, Inc.	48	3,862
Ply Gem Holdings, Inc.*	260	3,788
Myers Industries, Inc.	256	3,686
Greif, Inc. — Class B	67	3,668
Teekay Corp.	513	3,658
American Railcar Industries, Inc.	92	3,631
Casella Waste Systems, Inc. — Class A*	457	3,587
Energy Recovery, Inc.*	402	3,574
VSE Corp.	51	3,407
YRC Worldwide, Inc.*	385	3,388
Multi Packaging Solutions International Ltd.*	250	3,338
Park Electrochemical Corp.	228	3,313
NVE Corp.	56	3,284
GP Strategies Corp.*	150	3,254
Columbus McKinnon Corp.	229	3,240
Hornbeck Offshore Services, Inc.*	384	3,203
American Science & Engineering, Inc.	84	3,142
LSI Industries, Inc.	281	3,111
Fluidigm Corp.*	344	3,106
CECO Environmental Corp.	346	3,024
Textainer Group Holdings Ltd.	268	2,986
Gener8 Maritime, Inc.*	461	2,950
Olympic Steel, Inc.	108	2,949
LSB Industries, Inc.*	244	2,948
Park-Ohio Holdings Corp.	101	2,856
Roadrunner Transportation Systems, Inc.*	361	2,693
Imprivata, Inc.*	188	2,632
Celadon Group, Inc.	322	2,631
Multi-Fineline Electronix, Inc.*	111	2,575
Covenant Transportation Group, Inc. — Class A*	140	2,529
Milacron Holdings Corp.*	172	2,496
NV5 Global, Inc.*	87	2,474
Tidewater, Inc.	559	2,465
Ducommun, Inc.*	123	2,433
Sparton Corp.*	111	2,416
Costamare, Inc.	309	2,370
DXP Enterprises, Inc.*	153	2,284
Kratos Defense & Security Solutions, Inc.*	547	2,243
Energous Corp.*	173	2,240
Applied Optoelectronics, Inc.*	195	2,174
Hurco Companies, Inc.	75	2,087
Graham Corp.	113	2,081
Dorian LPG Ltd.*	286	2,016
FreightCar America, Inc.	143	2,009
Vicor Corp.*	195	1,964
Bel Fuse, Inc. — Class B	109	1,938
Control4 Corp.*	237	1,934
Vishay Precision Group, Inc.*	143	1,919
Electro Scientific Industries, Inc.*	321	1,875
USA Truck, Inc.*	106	1,856
Heritage-Crystal Clean, Inc.*	151	1,844
Dynamic Materials Corp.	163	1,752
Ardmore Shipping Corp.	258	1,747
ZAGG, Inc.*	326	1,712
Layne Christensen Co.*	211	1,709
Allied Motion Technologies, Inc.	73	1,698
UFP Technologies, Inc.*	75	1,691
Orion Group Holdings, Inc.*	318	1,689
Hill International, Inc.*	382	1,555
Navios Maritime Acquisition Corp.	953	1,496
Lawson Products, Inc.*	75	1,490
Aqua Metals, Inc.*	125	1,471
TRC Companies, Inc.*	220	1,390
CAI International, Inc.*	185	1,388
Hardinge, Inc.	136	1,368
Radiant Logistics, Inc.*	446	1,338
Omega Flex, Inc.	34	1,293
Universal Logistics Holdings, Inc.	99	1,277
Scorpio Bulkers, Inc.*	451	1,258
American Superconductor Corp.*	137	1,156
IES Holdings, Inc.*	92	1,143
Ampco-Pittsburgh Corp.	99	1,120
Willis Lease Finance Corp.*	50	1,112
Power Solutions International, Inc.*	57	1,017
Gencor Industries, Inc.*	60	931
Handy & Harman Ltd.*	35	917
PAM Transportation Services, Inc.*	28	445
NL Industries, Inc.*	98	252
Total Industrial		2,526,486
Consumer, Cyclical - 6.0%
Cracker Barrel Old Country Store, Inc.	227	38,924
DreamWorks Animation SKG, Inc. — Class A*	916	37,436
Texas Roadhouse, Inc. — Class A	783	35,705
Jack in the Box, Inc.	386	33,165
Beacon Roofing Supply, Inc.*	707	32,148
American Eagle Outfitters, Inc.	1,969	31,367
Buffalo Wild Wings, Inc.*	224	31,125
Tenneco, Inc.*	666	31,041
Big Lots, Inc.	590	29,564
Five Below, Inc.*	633	29,378
Cheesecake Factory, Inc.	537	25,851
Core-Mark Holding Company, Inc.	540	25,304
HNI Corp.	536	24,918
Steven Madden Ltd.*	728	24,883
Bloomin' Brands, Inc.	1,345	24,035
Hawaiian Holdings, Inc.*	623	23,649
Allegiant Travel Co. — Class A	156	23,634
Wolverine World Wide, Inc.	1,145	23,266
G-III Apparel Group Ltd.*	508	23,226
PriceSmart, Inc.	237	22,176
Deckers Outdoor Corp.*	383	22,030

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Cyclical - 6.0% (continued)
Papa John's International, Inc.	321	$21,828
Office Depot, Inc.*	6,469	21,412
Interval Leisure Group, Inc.	1,336	21,243
Herman Miller, Inc.	708	21,162
Dave & Buster's Entertainment, Inc.*	446	20,868
TRI Pointe Group, Inc.*	1,760	20,804
UniFirst Corp.	179	20,714
Churchill Downs, Inc.	160	20,218
Lithia Motors, Inc. — Class A	281	19,971
Cooper Tire & Rubber Co.	654	19,502
GNC Holdings, Inc. — Class A	802	19,481
Liberty TripAdvisor Holdings, Inc. — Class A*	858	18,773
Dana Holding Corp.	1,762	18,607
Columbia Sportswear Co.	319	18,355
Anixter International, Inc.*	343	18,275
Marriott Vacations Worldwide Corp.	265	18,150
Mobile Mini, Inc.	523	18,117
HSN, Inc.	370	18,104
Boyd Gaming Corp.*	975	17,940
Dorman Products, Inc.*	313	17,904
G&K Services, Inc. — Class A	232	17,764
Children's Place, Inc.	221	17,720
DineEquity, Inc.	207	17,549
Meritage Homes Corp.*	452	16,968
First Cash Financial Services, Inc.	325	16,683
DSW, Inc. — Class A	786	16,647
Chico's FAS, Inc.	1,542	16,515
La-Z-Boy, Inc.	580	16,135
SkyWest, Inc.	594	15,717
Genesco, Inc.*	243	15,627
Sonic Corp.	556	15,040
KB Home	986	14,997
Gentherm, Inc.*	431	14,762
Krispy Kreme Doughnuts, Inc.*	687	14,400
Abercrombie & Fitch Co. — Class A	805	14,337
Ascena Retail Group, Inc.*	2,044	14,288
Popeyes Louisiana Kitchen, Inc.*	256	13,988
Fossil Group, Inc.*	490	13,980
Cooper-Standard Holding, Inc.*	175	13,822
Steelcase, Inc. — Class A	1,017	13,801
Knoll, Inc.	568	13,791
Essendant, Inc.	440	13,446
Diamond Resorts International, Inc.*	439	13,152
American Axle & Manufacturing Holdings, Inc.*	906	13,119
Restoration Hardware Holdings, Inc.*	457	13,107
Virgin America, Inc.*	229	12,872
Express, Inc.*	879	12,754
Asbury Automotive Group, Inc.*	236	12,447
Penn National Gaming, Inc.*	881	12,290
Caleres, Inc.	506	12,250
Group 1 Automotive, Inc.	246	12,143
BJ's Restaurants, Inc.*	276	12,097
Universal Electronics, Inc.*	167	12,071
Cash America International, Inc.	283	12,061
Select Comfort Corp.*	547	11,694
Interface, Inc. — Class A	765	11,666
BMC Stock Holdings, Inc.*	649	11,564
La Quinta Holdings, Inc.*	1,002	11,423
Cato Corp. — Class A	302	11,391
MDC Holdings, Inc.	468	11,391
Callaway Golf Co.	1,114	11,374
SeaWorld Entertainment, Inc.	790	11,321
National CineMedia, Inc.	727	11,254
iRobot Corp.*	317	11,120
ScanSource, Inc.*	297	11,022
TiVo, Inc.*	1,110	10,989
Guess?, Inc.	723	10,881
American Woodmark Corp.*	163	10,820
International Speedway Corp. — Class A	311	10,403
Oxford Industries, Inc.	180	10,192
Standard Motor Products, Inc.	254	10,104
Finish Line, Inc. — Class A	494	9,974
ClubCorp Holdings, Inc.	759	9,867
Crocs, Inc.*	871	9,825
Belmond Ltd. — Class A*	989	9,791
Wabash National Corp.*	762	9,677
Ethan Allen Interiors, Inc.	292	9,648
Denny's Corp.*	896	9,614
Hibbett Sports, Inc.*	270	9,393
Cavco Industries, Inc.*	100	9,370
Bob Evans Farms, Inc.	235	8,918
Wesco Aircraft Holdings, Inc.*	658	8,830
Buckle, Inc.	338	8,785
Vitamin Shoppe, Inc.*	286	8,743
Installed Building Products, Inc.*	238	8,637
Carmike Cinemas, Inc.*	285	8,584
Barnes & Noble, Inc.	746	8,467
Outerwall, Inc.	201	8,442
Zoe's Kitchen, Inc.*	226	8,197
Superior Industries International, Inc.	296	7,926
Red Rock Resorts, Inc. — Class A*	351	7,715
Tile Shop Holdings, Inc.*	385	7,654
Red Robin Gourmet Burgers, Inc.*	161	7,636
Pinnacle Entertainment, Inc.*	687	7,613
Rush Enterprises, Inc. — Class A*	348	7,499
Meritor, Inc.*	1,025	7,380
Tailored Brands, Inc.	578	7,317
Winnebago Industries, Inc.	317	7,266
H&E Equipment Services, Inc.	373	7,098
AMC Entertainment Holdings, Inc. — Class A	256	7,068
Fiesta Restaurant Group, Inc.*	315	6,870
Navistar International Corp.*	585	6,838
Fred's, Inc. — Class A	417	6,718
Douglas Dynamics, Inc.	261	6,716

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Cyclical - 6.0% (continued)
Shake Shack, Inc. — Class A*	184	$6,703
Chuy's Holdings, Inc.*	193	6,680
Mattress Firm Holding Corp.*	199	6,676
Nautilus, Inc.*	362	6,458
Caesars Acquisition Co. — Class A*	563	6,317
Ruth's Hospitality Group, Inc.	376	5,997
Ollie's Bargain Outlet Holdings, Inc.*	238	5,924
Motorcar Parts of America, Inc.*	216	5,871
LGI Homes, Inc.*	183	5,845
Eros International plc*	350	5,695
Sonic Automotive, Inc. — Class A	330	5,646
Scientific Games Corp. — Class A*	614	5,643
Regis Corp.*	439	5,466
DTS, Inc.*	206	5,449
Isle of Capri Casinos, Inc.*	295	5,404
Taylor Morrison Home Corp. — Class A*	359	5,328
M/I Homes, Inc.*	280	5,272
Francesca's Holdings Corp.*	477	5,271
Eldorado Resorts, Inc.*	338	5,136
Caesars Entertainment Corp.*	667	5,129
Wingstop, Inc.*	185	5,041
Unifi, Inc.*	185	5,037
Tower International, Inc.	242	4,980
Kimball International, Inc. — Class B	436	4,962
MarineMax, Inc.*	292	4,956
Pier 1 Imports, Inc.	957	4,919
Modine Manufacturing Co.*	556	4,893
Biglari Holdings, Inc.*	12	4,840
Carrols Restaurant Group, Inc.*	406	4,831
Barnes & Noble Education, Inc.*	473	4,801
Lumber Liquidators Holdings, Inc.*	311	4,796
Marcus Corp.	220	4,642
SiteOne Landscape Supply, Inc.*	135	4,589
Fox Factory Holding Corp.*	264	4,586
William Lyon Homes — Class A*	282	4,546
EZCORP, Inc. — Class A*	598	4,521
Party City Holdco, Inc.*	318	4,423
PetMed Express, Inc.	234	4,390
WCI Communities, Inc.*	256	4,326
Shoe Carnival, Inc.	169	4,235
Haverty Furniture Companies, Inc.	232	4,183
Libbey, Inc.	259	4,116
Del Frisco's Restaurant Group, Inc.*	280	4,010
Movado Group, Inc.	182	3,946
Tuesday Morning Corp.*	530	3,721
Sequential Brands Group, Inc.*	464	3,703
Veritiv Corp.*	97	3,645
Potbelly Corp.*	282	3,536
Planet Fitness, Inc. — Class A*	186	3,512
Culp, Inc.	127	3,509
Iconix Brand Group, Inc.*	506	3,421
Vera Bradley, Inc.*	240	3,401
Titan International, Inc.	523	3,243
PC Connection, Inc.	134	3,189
Century Communities, Inc.*	180	3,121
El Pollo Loco Holdings, Inc.*	239	3,107
Flexsteel Industries, Inc.	77	3,051
Zumiez, Inc.*	213	3,048
Federal-Mogul Holdings Corp.*	363	3,017
Perry Ellis International, Inc.*	148	2,978
Bassett Furniture Industries, Inc.	122	2,921
Beazer Homes USA, Inc.*	372	2,883
Hooker Furniture Corp.	134	2,880
Stein Mart, Inc.	368	2,841
Duluth Holdings, Inc. — Class B*	113	2,764
Monarch Casino & Resort, Inc.*	125	2,746
Daktronics, Inc.	433	2,706
Winmark Corp.	27	2,691
Miller Industries, Inc.	130	2,677
Citi Trends, Inc.	170	2,640
Arctic Cat, Inc.	155	2,635
America's Car-Mart, Inc.*	93	2,626
Habit Restaurants, Inc. — Class A*	159	2,604
NACCO Industries, Inc. — Class A	46	2,576
Malibu Boats, Inc. — Class A*	213	2,573
Kirkland's, Inc.*	174	2,554
Ruby Tuesday, Inc.*	702	2,534
Reading International, Inc. — Class A*	199	2,486
Speedway Motorsports, Inc.	139	2,467
Intrawest Resorts Holdings, Inc.*	190	2,466
Freshpet, Inc.*	264	2,463
Del Taco Restaurants, Inc.*	270	2,457
Horizon Global Corp.*	216	2,452
Sportsman's Warehouse Holdings, Inc.*	304	2,450
PICO Holdings, Inc.*	258	2,441
Metaldyne Performance Group, Inc.	177	2,434
Spartan Motors, Inc.	388	2,429
Hovnanian Enterprises, Inc. — Class A*	1,440	2,419
Titan Machinery, Inc.*	209	2,330
Build-A-Bear Workshop, Inc. — Class A*	160	2,147
Weyco Group, Inc.	77	2,139
Supreme Industries, Inc. — Class A	151	2,068
Green Brick Partners, Inc.*	274	1,992
Bojangles', Inc.*	116	1,966
Destination XL Group, Inc.*	429	1,961
Big 5 Sporting Goods Corp.	210	1,947
Lifetime Brands, Inc.	131	1,911
Delta Apparel, Inc.*	83	1,872
GMS, Inc.*	83	1,847
West Marine, Inc.*	218	1,829
Superior Uniform Group, Inc.	95	1,814

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Consumer, Cyclical - 6.0% (continued)
Conn's, Inc.*	240	$1,805
Sears Holdings Corp.*	131	1,783
AV Homes, Inc.*	145	1,772
Strattec Security Corp.	41	1,672
Lindblad Expeditions Holdings, Inc.*	172	1,656
Nathan's Famous, Inc.*	36	1,602
Rush Enterprises, Inc. — Class B*	77	1,601
J Alexander's Holdings, Inc.*	158	1,569
Century Casinos, Inc.*	249	1,551
Jamba, Inc.*	150	1,544
Johnson Outdoors, Inc. — Class A	58	1,491
Stage Stores, Inc.	303	1,479
JAKKS Pacific, Inc.*	181	1,432
New Home Company, Inc.*	150	1,431
Golden Entertainment, Inc.	121	1,414
Vince Holding Corp.*	255	1,397
Boot Barn Holdings, Inc.*	157	1,353
Performance Sports Group Ltd.*	451	1,353
Flex Pharma, Inc.*	125	1,276
Noodles & Co.*	130	1,271
Escalade, Inc.	124	1,270
Gaiam, Inc. — Class A*	157	1,215
Red Lion Hotels Corp.*	165	1,198
Systemax, Inc.*	136	1,160
Luby's, Inc.*	227	1,140
Marine Products Corp.	127	1,074
Kona Grill, Inc.*	99	1,061
Unique Fabricating, Inc.	77	1,031
Container Store Group, Inc.*	188	1,006
MCBC Holdings, Inc.	91	1,006
Workhorse Group, Inc.*	133	911
Sears Hometown and Outlet Stores, Inc.*	131	883
Tilly's, Inc. — Class A*	137	793
Fogo De Chao, Inc.*	59	771
UCP, Inc. — Class A*	95	762
Blue Bird Corp.*	64	762
Empire Resorts, Inc.*	39	616
CompX International, Inc.	19	219
Total Consumer, Cyclical		2,360,927
Technology - 5.3%
Microsemi Corp.*	1,346	43,994
MAXIMUS, Inc.	759	42,025
Fair Isaac Corp.	366	41,362
Advanced Micro Devices, Inc.*	7,747	39,819
Aspen Technology, Inc.*	977	39,314
Blackbaud, Inc.	558	37,887
Take-Two Interactive Software, Inc.*	984	37,313
EPAM Systems, Inc.*	570	36,656
j2 Global, Inc.	556	35,122
Demandware, Inc.*	446	33,406
Qlik Technologies, Inc.*	1,109	32,805
SYNNEX Corp.	345	32,714
Integrated Device Technology, Inc.*	1,593	32,067
Monolithic Power Systems, Inc.	460	31,427
Medidata Solutions, Inc.*	650	30,466
Proofpoint, Inc.*	482	30,409
Science Applications International Corp.	500	29,175
Cirrus Logic, Inc.*	741	28,743
MKS Instruments, Inc.	629	27,084
Fairchild Semiconductor International, Inc. — Class A*	1,356	26,917
Mentor Graphics Corp.	1,266	26,915
ACI Worldwide, Inc.*	1,363	26,591
Convergys Corp.	1,051	26,275
CACI International, Inc. — Class A*	288	26,038
Cavium, Inc.*	665	25,669
NetScout Systems, Inc.*	1,135	25,254
Verint Systems, Inc.*	734	24,317
Entegris, Inc.*	1,671	24,179
Electronics for Imaging, Inc.*	556	23,931
Silicon Laboratories, Inc.*	488	23,785
Synaptics, Inc.*	439	23,595
Cornerstone OnDemand, Inc.*	595	22,646
Paycom Software, Inc.*	519	22,426
Intersil Corp. — Class A	1,587	21,488
ExlService Holdings, Inc.*	385	20,178
Acxiom Corp.*	916	20,143
FleetMatics Group plc*	463	20,062
CommVault Systems, Inc.*	457	19,738
MicroStrategy, Inc. — Class A*	112	19,602
Ambarella, Inc.*	378	19,206
Semtech Corp.*	764	18,229
Tessera Technologies, Inc.	582	17,832
Diebold, Inc.	706	17,530
Syntel, Inc.*	382	17,289
3D Systems Corp.*	1,254	17,167
Envestnet, Inc.*	489	16,289
Progress Software Corp.*	592	16,256
Power Integrations, Inc.	324	16,223
Synchronoss Technologies, Inc.*	488	15,548
Rambus, Inc.*	1,285	15,523
CSG Systems International, Inc.	379	15,277
Inphi Corp.*	475	15,214
Rovi Corp.*	956	14,952
HubSpot, Inc.*	339	14,719
QLogic Corp.*	992	14,622
Imperva, Inc.*	339	14,580
Omnicell, Inc.*	420	14,377
Lumentum Holdings, Inc.*	590	14,278
Ebix, Inc.	298	14,274
RealPage, Inc.*	639	14,269
Cray, Inc.*	476	14,242
BroadSoft, Inc.*	347	14,238
Stratasys Ltd.*	580	13,276
Sykes Enterprises, Inc.*	457	13,235
Callidus Software, Inc.*	657	13,127
Cvent, Inc.*	356	12,716
2U, Inc.*	432	12,705
Globant S.A.*	302	11,884
SPS Commerce, Inc.*	196	11,878
MaxLinear, Inc. — Class A*	660	11,867

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Technology - 5.3% (continued)
Monotype Imaging Holdings, Inc.	479	$11,798
Cabot Microelectronics Corp.	278	11,771
Pegasystems, Inc.	426	11,481
Mercury Systems, Inc.*	460	11,436
Super Micro Computer, Inc.*	457	11,356
Insight Enterprises, Inc.*	433	11,258
ManTech International Corp. — Class A	292	11,043
Press Ganey Holdings, Inc.*	260	10,231
Bottomline Technologies de, Inc.*	475	10,227
inContact, Inc.*	694	9,612
Qualys, Inc.*	321	9,569
Virtusa Corp.*	327	9,444
MACOM Technology Solutions Holdings, Inc.*	275	9,070
Brooks Automation, Inc.	803	9,010
Interactive Intelligence Group, Inc.*	212	8,690
Diodes, Inc.*	450	8,456
Pure Storage, Inc. — Class A*	717	7,816
Veeco Instruments, Inc.*	470	7,783
MTS Systems Corp.	175	7,672
Lattice Semiconductor Corp.*	1,418	7,586
New Relic, Inc.*	257	7,551
FormFactor, Inc.*	813	7,307
Quality Systems, Inc.	604	7,194
Xura, Inc.*	282	6,889
Photronics, Inc.*	771	6,870
Amkor Technology, Inc.*	1,183	6,802
CEVA, Inc.*	233	6,331
InvenSense, Inc. — Class A*	966	5,922
Nimble Storage, Inc.*	743	5,914
Ultratech, Inc.*	255	5,857
Nanometrics, Inc.*	280	5,821
Benefitfocus, Inc.*	152	5,794
Applied Micro Circuits Corp.*	897	5,759
SciQuest, Inc.*	322	5,687
Rudolph Technologies, Inc.*	354	5,498
Silver Spring Networks, Inc.*	448	5,443
Computer Programs & Systems, Inc.	132	5,269
TeleTech Holdings, Inc.	194	5,263
PROS Holdings, Inc.*	298	5,194
Hortonworks, Inc.*	473	5,056
Five9, Inc.*	390	4,641
Engility Holdings, Inc.*	213	4,499
PDF Solutions, Inc.*	319	4,463
Unisys Corp.*	594	4,324
KEYW Holding Corp.*	424	4,215
Epiq Systems, Inc.	276	4,030
LivePerson, Inc.*	630	3,994
Barracuda Networks, Inc.*	258	3,906
Exar Corp.*	482	3,880
Actua Corp.*	425	3,838
InnerWorkings, Inc.*	454	3,755
Vocera Communications, Inc.*	292	3,752
Axcelis Technologies, Inc.*	1,377	3,704
Xcerra Corp.*	625	3,594
Workiva, Inc.*	257	3,511
Model N, Inc.*	262	3,498
Evolent Health, Inc. — Class A*	180	3,456
Xactly Corp.*	268	3,433
Cohu, Inc.	312	3,385
Sapiens International Corporation N.V.	287	3,361
Digi International, Inc.*	306	3,283
Eastman Kodak Co.*	201	3,232
American Software, Inc. — Class A	305	3,196
Digimarc Corp.*	99	3,164
Brightcove, Inc.*	354	3,115
TubeMogul, Inc.*	260	3,094
IXYS Corp.	297	3,044
Varonis Systems, Inc.*	125	3,003
Alpha & Omega Semiconductor Ltd.*	215	2,995
MINDBODY, Inc. — Class A*	169	2,728
Sigma Designs, Inc.*	424	2,726
DSP Group, Inc.*	255	2,706
Glu Mobile, Inc.*	1,216	2,675
Everyday Health, Inc.*	334	2,632
Jive Software, Inc.*	682	2,564
Tangoe, Inc.*	327	2,524
Immersion Corp.*	342	2,510
pdvWireless, Inc.*	115	2,460
Mitek Systems, Inc.*	344	2,446
Instructure, Inc.*	124	2,356
Exa Corp.*	162	2,341
Planet Payment, Inc.*	494	2,218
Apigee Corp.*	181	2,212
Avid Technology, Inc.*	380	2,208
Ultra Clean Holdings, Inc.*	379	2,157
Silicon Graphics International Corp.*	428	2,153
QAD, Inc. — Class A	111	2,139
Carbonite, Inc.*	210	2,043
Maxwell Technologies, Inc.*	368	1,943
Castlight Health, Inc. — Class B*	477	1,889
Agilysys, Inc.*	179	1,874
Radisys Corp.*	416	1,864
EMCORE Corp.*	309	1,835
Datalink Corp.*	238	1,785
USA Technologies, Inc.*	418	1,785
Rosetta Stone, Inc.*	225	1,744
MobileIron, Inc.*	549	1,674
Guidance Software, Inc.*	267	1,653
Kopin Corp.*	728	1,616
Amber Road, Inc.*	209	1,611
Park City Group, Inc.*	153	1,372
ExOne Co.*	129	1,364
Appfolio, Inc. — Class A*	89	1,287
GigPeak, Inc.*	542	1,062
SecureWorks Corp. — Class A*	70	987
NCI, Inc. — Class A	70	984
IDI, Inc.*	177	837
Majesco*	68	361
Total Technology		2,091,779

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Communications - 3.2%
ViaSat, Inc.*	525	$37,484
Ciena Corp.*	1,623	30,431
GrubHub, Inc.*	954	29,641
WebMD Health Corp. — Class A*	441	25,627
Zendesk, Inc.*	957	25,246
Sinclair Broadcast Group, Inc. — Class A	782	23,351
Meredith Corp.	443	22,996
Houghton Mifflin Harcourt Co.*	1,466	22,914
InterDigital, Inc.	409	22,773
Finisar Corp.*	1,271	22,255
Media General, Inc.*	1,289	22,158
Shenandoah Telecommunications Co.	547	21,366
Time, Inc.	1,214	19,982
Cogent Communications Holdings, Inc.	491	19,669
Shutterfly, Inc.*	408	19,017
Gannett Company, Inc.	1,374	18,975
LogMeIn, Inc.*	298	18,901
Infinera Corp.*	1,660	18,725
NETGEAR, Inc.*	383	18,208
Viavi Solutions, Inc.*	2,742	18,180
Polycom, Inc.*	1,609	18,101
New York Times Co. — Class A	1,471	17,799
Plantronics, Inc.	392	17,248
Marketo, Inc.*	491	17,097
Nexstar Broadcasting Group, Inc. — Class A	353	16,796
Stamps.com, Inc.*	191	16,697
NIC, Inc.	750	16,456
Consolidated Communications Holdings, Inc.	587	15,990
DigitalGlobe, Inc.*	746	15,956
8x8, Inc.*	1,043	15,238
NeuStar, Inc. — Class A*	640	15,046
Wayfair, Inc. — Class A*	372	14,508
Gigamon, Inc.*	384	14,358
Vonage Holdings Corp.*	2,258	13,774
RingCentral, Inc. — Class A*	693	13,666
comScore, Inc.*	564	13,468
Scholastic Corp.	320	12,675
Infoblox, Inc.*	666	12,494
Ubiquiti Networks, Inc.*	307	11,869
Etsy, Inc.*	1,230	11,796
Cincinnati Bell, Inc.*	2,486	11,361
EW Scripps Co. — Class A*	704	11,151
MDC Partners, Inc. — Class A	605	11,065
ADTRAN, Inc.	581	10,836
MSG Networks, Inc. — Class A*	695	10,661
Windstream Holdings, Inc.	1,135	10,521
Shutterstock, Inc.*	224	10,259
Liberty Media Group — Class C*	540	10,244
Quotient Technology, Inc.*	757	10,151
West Corp.	511	10,046
ATN International, Inc.	125	9,726
AVG Technologies N.V.*	497	9,438
Web.com Group, Inc.*	502	9,126
Iridium Communications, Inc.*	975	8,658
Perficient, Inc.*	417	8,469
Q2 Holdings, Inc.*	302	8,462
New Media Investment Group, Inc.	459	8,294
Gray Television, Inc.*	758	8,224
HealthStream, Inc.*	304	8,062
EarthLink Holdings Corp.	1,242	7,949
World Wrestling Entertainment, Inc. — Class A	427	7,861
Inteliquent, Inc.	385	7,658
ORBCOMM, Inc.*	764	7,602
Ixia*	758	7,444
Endurance International Group Holdings, Inc.*	709	6,374
CalAmp Corp.*	423	6,265
ePlus, Inc.*	75	6,135
Rubicon Project, Inc.*	439	5,992
Box, Inc. — Class A*	572	5,914
VASCO Data Security International, Inc.*	356	5,835
GTT Communications, Inc.*	312	5,766
Oclaro, Inc.*	1,166	5,690
Gogo, Inc.*	665	5,579
General Communication, Inc. — Class A*	342	5,404
Liberty Braves Group — Class C*	368	5,395
Loral Space & Communications, Inc.*	152	5,361
Globalstar, Inc.*	4,408	5,334
ShoreTel, Inc.*	795	5,319
XO Group, Inc.*	300	5,229
Entravision Communications Corp. — Class A	769	5,168
FTD Companies, Inc.*	206	5,142
Liberty Media Group — Class A*	267	5,110
TrueCar, Inc.*	642	5,040
Sonus Networks, Inc.*	564	4,901
Blucora, Inc.*	463	4,797
Chegg, Inc.*	951	4,755
Spok Holdings, Inc.	242	4,638
tronc, Inc.*	315	4,347
Bankrate, Inc.*	560	4,189
Entercom Communications Corp. — Class A	307	4,166
Extreme Networks, Inc.*	1,221	4,139
ChannelAdvisor Corp.*	274	3,970
Bazaarvoice, Inc.*	969	3,886
Boingo Wireless, Inc.*	421	3,755
DHI Group, Inc.*	593	3,694
FairPoint Communications, Inc.*	251	3,685
Global Eagle Entertainment, Inc.*	553	3,672
Blue Nile, Inc.	130	3,559
RetailMeNot, Inc.*	456	3,516
NeoPhotonics Corp.*	364	3,469
Calix, Inc.*	488	3,372
A10 Networks, Inc.*	520	3,364
Intralinks Holdings, Inc.*	489	3,179
Straight Path Communications, Inc. — Class B*	113	3,127
Daily Journal Corp.*	13	3,081

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Communications - 3.2% (continued)
Angie's List, Inc.*	470	$3,060
Rapid7, Inc.*	234	2,944
IDT Corp. — Class B	205	2,909
Lands' End, Inc.*	176	2,890
1-800-Flowers.com, Inc. — Class A*	308	2,778
Lumos Networks Corp.*	224	2,710
Lionbridge Technologies, Inc.*	674	2,662
Harmonic, Inc.*	904	2,576
MeetMe, Inc.*	482	2,569
Reis, Inc.	103	2,565
Overstock.com, Inc.*	156	2,513
Acacia Communications, Inc.*	61	2,436
Clearfield, Inc.*	135	2,415
Comtech Telecommunications Corp.	185	2,375
Zix Corp.*	629	2,359
Black Box Corp.	177	2,315
Liquidity Services, Inc.*	295	2,313
VirnetX Holding Corp.*	572	2,288
RigNet, Inc.*	149	1,995
NII Holdings, Inc.*	625	1,988
Telenav, Inc.*	385	1,964
Silicom Ltd.	65	1,944
Central European Media Enterprises Ltd. — Class A*	903	1,905
Aerohive Networks, Inc.*	283	1,873
TechTarget, Inc.*	221	1,790
United Online, Inc.*	159	1,749
Saga Communications, Inc. — Class A	43	1,700
HC2 Holdings, Inc.*	394	1,694
Liberty Braves Group — Class A*	106	1,594
QuinStreet, Inc.*	432	1,534
Hawaiian Telcom Holdco, Inc.*	71	1,504
Rightside Group Ltd.*	135	1,436
Autobytel, Inc.*	101	1,401
KVH Industries, Inc.*	178	1,371
Marchex, Inc. — Class B*	395	1,256
Limelight Networks, Inc.*	838	1,249
Preformed Line Products Co.	30	1,212
Numerex Corp. — Class A*	161	1,206
RealNetworks, Inc.*	277	1,194
Salem Media Group, Inc. — Class A	129	931
Corindus Vascular Robotics, Inc.*	645	922
Radio One, Inc. — Class D*	288	919
Hemisphere Media Group, Inc.*	77	909
Intelsat S.A.*	344	888
Global Sources Ltd.*	96	880
Townsquare Media, Inc. — Class A*	102	805
Value Line, Inc.	14	229
Total Communications		1,260,231
Utilities - 2.0%
IDACORP, Inc.	597	48,567
Portland General Electric Co.	1,058	46,679
Southwest Gas Corp.	560	44,078
WGL Holdings, Inc.	597	42,262
ONE Gas, Inc.	616	41,019
New Jersey Resources Corp.	1,014	39,090
Black Hills Corp.	610	38,454
ALLETE, Inc.	587	37,938
Spire, Inc.	528	37,404
NorthWestern Corp.	575	36,265
Avista Corp.	748	33,510
PNM Resources, Inc.	945	33,491
South Jersey Industries, Inc.	944	29,849
Dynegy, Inc.*	1,381	23,808
MGE Energy, Inc.	413	23,341
El Paso Electric Co.	478	22,595
Northwest Natural Gas Co.	321	20,807
Ormat Technologies, Inc.	460	20,129
California Water Service Group	568	19,840
American States Water Co.	432	18,930
Empire District Electric Co.	522	17,732
Otter Tail Corp.	449	15,037
Talen Energy Corp.*	996	13,495
Atlantica Yield plc	696	12,932
NRG Yield, Inc. — Class C	750	11,693
Chesapeake Utilities Corp.	173	11,449
Middlesex Water Co.	187	8,112
SJW Corp.	193	7,600
Connecticut Water Service, Inc.	128	7,194
Unitil Corp.	164	6,998
NRG Yield, Inc. — Class A	413	6,286
York Water Co.	152	4,870
Atlantic Power Corp.	1,441	3,574
Artesian Resources Corp. — Class A	92	3,121
Consolidated Water Company Ltd.	172	2,246
Delta Natural Gas Company, Inc.	80	2,155
EnerNOC, Inc.*	316	1,997
Spark Energy, Inc. — Class A	57	1,884
Ameresco, Inc. — Class A*	251	1,097
Genie Energy Ltd. — Class B*	152	1,029
Global Water Resources, Inc.	96	845
Total Utilities		799,402
Basic Materials - 1.9%
Olin Corp.	1,958	48,636
Sensient Technologies Corp.	526	37,366
PolyOne Corp.	992	34,958
Axiall Corp.	839	27,360
US Silica Holdings, Inc.	756	26,059
HB Fuller Co.	592	26,041
Minerals Technologies, Inc.	410	23,288
Hecla Mining Co.	4,510	23,001
Commercial Metals Co.	1,358	22,949
Worthington Industries, Inc.	532	22,504
Balchem Corp.	372	22,190
GCP Applied Technologies, Inc.*	829	21,587
Chemtura Corp.*	753	19,864
Coeur Mining, Inc.*	1,805	19,241
Kaiser Aluminum Corp.	209	18,896
Carpenter Technology Corp.	546	17,980
Chemours Co.	2,142	17,650
Stillwater Mining Co.*	1,445	17,138

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Basic Materials - 1.9% (continued)
Ingevity Corp.*	497	$16,918
Allegheny Technologies, Inc.	1,269	16,180
Neenah Paper, Inc.	196	14,185
Stepan Co.	232	13,811
Quaker Chemical Corp.	153	13,648
Ferro Corp.*	983	13,153
Clearwater Paper Corp.*	200	13,074
AK Steel Holding Corp.*	2,803	13,062
Innospec, Inc.	279	12,831
Schweitzer-Mauduit International, Inc.	358	12,630
Cliffs Natural Resources, Inc.*	2,077	11,777
PH Glatfelter Co.	514	10,054
Kraton Performance Polymers, Inc.*	350	9,776
Innophos Holdings, Inc.	228	9,624
Univar, Inc.*	508	9,606
Deltic Timber Corp.	125	8,391
A. Schulman, Inc.	340	8,303
Calgon Carbon Corp.	595	7,824
Aceto Corp.	344	7,530
Koppers Holdings, Inc.*	240	7,375
Rayonier Advanced Materials, Inc.	509	6,917
Ferroglobe plc	773	6,656
Fairmount Santrol Holdings, Inc.*	778	5,998
Materion Corp.	235	5,819
CSW Industrials, Inc.*	168	5,478
Schnitzer Steel Industries, Inc. — Class A	308	5,421
American Vanguard Corp.	333	5,032
Hawkins, Inc.	114	4,949
Orchids Paper Products Co.	107	3,806
Century Aluminum Co.*	589	3,728
OMNOVA Solutions, Inc.*	502	3,640
Landec Corp.*	316	3,400
Tronox Ltd. — Class A	762	3,360
KMG Chemicals, Inc.	106	2,755
Ryerson Holding Corp.*	129	2,258
Gold Resource Corp.	584	2,097
Oil-Dri Corporation of America	59	2,037
Codexis, Inc.*	390	1,572
Kronos Worldwide, Inc.	260	1,365
AgroFresh Solutions, Inc.*	257	1,365
United States Lime & Minerals, Inc.	23	1,357
ALJ Regional Holdings, Inc.*	216	1,080
Valhi, Inc.	296	465
Total Basic Materials		757,015
Energy - 1.4%
RSP Permian, Inc.*	930	32,450
PDC Energy, Inc.*	545	31,398
Carrizo Oil & Gas, Inc.*	659	23,625
NOW, Inc.*	1,251	22,693
Oil States International, Inc.*	605	19,892
Oasis Petroleum, Inc.*	2,103	19,642
Matador Resources Co.*	981	19,424
SemGroup Corp. — Class A	523	17,029
Western Refining, Inc.	803	16,566
Callon Petroleum Co.*	1,433	16,094
MRC Global, Inc.*	1,108	15,745
Pattern Energy Group, Inc.	681	15,642
Denbury Resources, Inc.	4,111	14,758
Synergy Resources Corp.*	2,196	14,625
Seadrill Ltd.*	4,419	14,318
McDermott International, Inc.*	2,857	14,114
Forum Energy Technologies, Inc.*	710	12,290
TerraForm Power, Inc. — Class A*	1,021	11,129
SEACOR Holdings, Inc.*	188	10,895
Delek US Holdings, Inc.	728	9,617
Unit Corp.*	598	9,305
Atwood Oceanics, Inc.	720	9,014
Green Plains, Inc.	428	8,440
Flotek Industries, Inc.*	615	8,118
Helix Energy Solutions Group, Inc.*	1,190	8,044
Archrock, Inc.	822	7,743
Thermon Group Holdings, Inc.*	378	7,262
Cobalt International Energy, Inc.*	4,769	6,390
TETRA Technologies, Inc.*	933	5,943
Newpark Resources, Inc.*	980	5,674
Matrix Service Co.*	314	5,178
Par Pacific Holdings, Inc.*	329	5,046
Exterran Corp.*	374	4,806
Sanchez Energy Corp.*	660	4,660
Bristow Group, Inc.	397	4,530
Renewable Energy Group, Inc.*	512	4,521
California Resources Corp.*	370	4,514
SunCoke Energy, Inc.	762	4,435
Sunrun, Inc.*	741	4,394
REX American Resources Corp.*	67	4,009
Plug Power, Inc.*	2,134	3,969
Ring Energy, Inc.*	422	3,722
Bill Barrett Corp.*	579	3,700
Clean Energy Fuels Corp.*	1,036	3,595
TerraForm Global, Inc. — Class A	1,074	3,501
Pioneer Energy Services Corp.*	754	3,468
Natural Gas Services Group, Inc.*	146	3,343
Parker Drilling Co.*	1,428	3,270
FutureFuel Corp.	295	3,210
Tesco Corp.	462	3,091
Panhandle Oil and Gas, Inc. — Class A	181	3,017
CARBO Ceramics, Inc.	230	3,013
CVR Energy, Inc.	184	2,852
Contango Oil & Gas Co.*	210	2,570
Northern Oil and Gas, Inc.*	552	2,550
Geospace Technologies Corp.*	154	2,521
PHI, Inc.*	139	2,485
Trecora Resources*	234	2,441
Alon USA Energy, Inc.	373	2,417
EP Energy Corp. — Class A*	452	2,341
Era Group, Inc.*	231	2,171
EXCO Resources, Inc.*	1,654	2,150

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 49.2% (continued)
Energy - 1.4% (continued)
Westmoreland Coal Co.*	218	$2,075
Eclipse Resources Corp.*	576	1,924
Clayton Williams Energy, Inc.*	70	1,922
Independence Contract Drilling, Inc.*	353	1,917
Dawson Geophysical Co.*	235	1,915
Pacific Ethanol, Inc.*	339	1,848
FuelCell Energy, Inc.*	293	1,822
Abraxas Petroleum Corp.*	1,459	1,649
Evolution Petroleum Corp.	288	1,575
Jones Energy, Inc. — Class A*	364	1,500
Willbros Group, Inc.*	505	1,278
W&T Offshore, Inc.*	420	974
Adams Resources & Energy, Inc.	25	963
Vivint Solar, Inc.*	269	826
Isramco, Inc.*	9	740
Erin Energy Corp.*	171	412
Earthstone Energy, Inc.*	20	216
Total Energy		562,925
Diversified - 0.1%
HRG Group, Inc.*	1,398	19,194
Resource America, Inc. — Class A	139	1,351
Wins Finance Holdings, Inc.*	17	264
Total Diversified		20,809
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	358	9,487
Total Common Stocks
(Cost $18,256,319)		19,285,216

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	18	–
Tejon Ranch Co.
$10.50, 08/31/16	39	–
Total Warrants
(Cost $220)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	110	–
Leap Wireless International, Inc.
Expires 03/06/17	1,031	–
Dyax Corp.
Expires 01/25/17	1,255	–
Total Rights
(Cost $1,004)		–

	Face Amount
U.S. TREASURY BILLS †† - 1.3%
United States Treasury Bill
0.00% due 07/14/16[1]	$500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,2 - 22.2%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$4,815,704	4,815,705
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	1,735,427	1,735,427
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	1,122,545	1,122,545
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	1,018,148	1,018,148
Total Repurchase Agreements
(Cost $8,691,825)		8,691,825
Total Investments - 72.7%
(Cost $27,449,329)		$28,477,019
Other Assets & Liabilities, net - 27.3%		10,672,262
Total Net Assets - 100.0%		$39,149,281

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,033,020)	9	$56,454

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $31,166,620)	27,056	$1,303,232
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $25,771,905)	22,373	453,138
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $1,099,540)	955	60,213
(Total Notional Value $58,038,065)		$1,816,583

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Zero coupon rate security.
2	Repurchase Agreements —See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
4	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$19,285,216	$—	$—	$—	$—	$19,285,216
Equity Futures Contracts	—	56,454	—	—	—	56,454
Equity Index Swap Agreements	—	—	—	1,816,583	—	1,816,583
Repurchase Agreements	—	—	8,691,825	—	—	8,691,825
Rights	—	—	—	—	—	—
U.S. Government Securities	—	—	499,978	—	—	499,978
Warrants	—	—	—	—	—	—
Total	$19,285,216	$56,454	$9,191,803	$1,816,583	$—	$30,350,056

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.8%
Consumer, Non-cyclical - 16.5%
Johnson & Johnson	10,781	$1,307,734
Procter & Gamble Co.	10,433	883,363
Pfizer, Inc.	23,771	836,977
Coca-Cola Co.	15,261	691,781
Merck & Company, Inc.	10,849	625,011
Philip Morris International, Inc.	6,080	618,458
PepsiCo, Inc.	5,661	599,726
Altria Group, Inc.	7,668	528,785
UnitedHealth Group, Inc.	3,727	526,252
Bristol-Myers Squibb Co.	6,543	481,238
Medtronic plc	5,511	478,189
Amgen, Inc.	2,944	447,931
Gilead Sciences, Inc.	5,220	435,452
AbbVie, Inc.	6,339	392,447
Allergan plc*	1,550	358,190
Eli Lilly & Co.	3,807	299,801
Celgene Corp.*	3,036	299,441
Mondelez International, Inc. — Class A	6,083	276,837
Colgate-Palmolive Co.	3,500	256,200
Danaher Corp.	2,348	237,148
Thermo Fisher Scientific, Inc.	1,542	227,846
Abbott Laboratories	5,758	226,347
Biogen, Inc.*	859	207,723
Kraft Heinz Co.	2,335	206,601
Kimberly-Clark Corp.	1,411	193,984
Express Scripts Holding Co.*	2,480	187,984
Reynolds American, Inc.	3,245	175,003
Aetna, Inc.	1,374	167,807
General Mills, Inc.	2,330	166,176
McKesson Corp.	882	164,625
Automatic Data Processing, Inc.	1,785	163,987
PayPal Holdings, Inc.*	4,323	157,832
Stryker Corp.	1,231	147,510
Becton Dickinson and Co.	832	141,099
Kroger Co.	3,738	137,521
Anthem, Inc.	1,031	135,412
Cigna Corp.	1,005	128,630
Boston Scientific Corp.*	5,318	124,282
Constellation Brands, Inc. — Class A	691	114,292
S&P Global, Inc.	1,037	111,229
Regeneron Pharmaceuticals, Inc.*	306	106,864
Humana, Inc.	584	105,050
Sysco Corp.	2,054	104,220
Alexion Pharmaceuticals, Inc.*	878	102,515
Cardinal Health, Inc.	1,277	99,619
Archer-Daniels-Midland Co.	2,303	98,776
Intuitive Surgical, Inc.*	149	98,550
Baxter International, Inc.	2,165	97,901
Zimmer Biomet Holdings, Inc.	781	94,017
HCA Holdings, Inc.*	1,180	90,872
Monster Beverage Corp.*	552	88,712
St. Jude Medical, Inc.	1,114	86,892
Zoetis, Inc.	1,789	84,906
Vertex Pharmaceuticals, Inc.*	969	83,353
Edwards Lifesciences Corp.*	830	82,776
ConAgra Foods, Inc.	1,710	81,755
Illumina, Inc.*	577	80,999
Kellogg Co.	988	80,670
Estee Lauder Companies, Inc. — Class A	872	79,369
Tyson Foods, Inc. — Class A	1,178	78,679
Nielsen Holdings plc	1,414	73,486
Molson Coors Brewing Co. — Class B	722	73,016
Mylan N.V.*	1,674	72,384
JM Smucker Co.	469	71,480
Dr Pepper Snapple Group, Inc.	728	70,347
Clorox Co.	507	70,164
CR Bard, Inc.	287	67,491
Mead Johnson Nutrition Co. — Class A	732	66,429
Hershey Co.	551	62,533
Moody's Corp.	663	62,130
Equifax, Inc.	466	59,834
AmerisourceBergen Corp. — Class A	719	57,031
DENTSPLY SIRONA, Inc.	918	56,953
Henry Schein, Inc.*	322	56,930
Laboratory Corporation of America Holdings*	401	52,238
Church & Dwight Company, Inc.	503	51,754
Perrigo Company plc	561	50,866
DaVita HealthCare Partners, Inc.*	639	49,407
Verisk Analytics, Inc. — Class A*	606	49,134
McCormick & Company, Inc.	452	48,215
Centene Corp.*	668	47,675
Universal Health Services, Inc. — Class B	352	47,203
Campbell Soup Co.	703	46,771
Quest Diagnostics, Inc.	554	45,101
Global Payments, Inc.	604	43,114
Whole Foods Market, Inc.	1,258	40,281
Brown-Forman Corp. — Class B	394	39,305
Hormel Foods Corp.	1,059	38,759
Western Union Co.	1,925	36,922
Total System Services, Inc.	662	35,159
Cintas Corp.	340	33,364
Hologic, Inc.*	951	32,905
Varian Medical Systems, Inc.*	373	30,672
Avery Dennison Corp.	350	26,163
Mallinckrodt plc*	428	26,014
United Rentals, Inc.*	347	23,284
H&R Block, Inc.	880	20,240
Robert Half International, Inc.	515	19,652
Patterson Companies, Inc.	326	15,612
Quanta Services, Inc.*	592	13,687
Endo International plc*	803	12,519
Total Consumer, Non-cyclical		17,589,570
Financial - 11.2%
Berkshire Hathaway, Inc. — Class B*	7,344	1,063,338
JPMorgan Chase & Co.	14,332	890,591
Wells Fargo & Co.	18,108	857,053
Visa, Inc. — Class A	7,466	553,754

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.8% (continued)
Financial - 11.2% (continued)
Bank of America Corp.	40,261	$534,264
Citigroup, Inc.	11,503	487,612
MasterCard, Inc. — Class A	3,805	335,068
Simon Property Group, Inc.	1,213	263,099
U.S. Bancorp	6,360	256,499
Chubb Ltd.	1,820	237,892
American International Group, Inc.	4,386	231,975
Goldman Sachs Group, Inc.	1,514	224,950
American Express Co.	3,168	192,488
American Tower Corp. — Class A	1,664	189,046
MetLife, Inc.	4,306	171,508
BlackRock, Inc. — Class A	493	168,868
Bank of New York Mellon Corp.	4,222	164,024
PNC Financial Services Group, Inc.	1,957	159,280
Morgan Stanley	5,922	153,854
Public Storage	578	147,731
Marsh & McLennan Companies, Inc.	2,043	139,864
Travelers Companies, Inc.	1,146	136,419
Crown Castle International Corp.	1,320	133,888
CME Group, Inc. — Class A	1,327	129,250
Capital One Financial Corp.	2,007	127,465
Prudential Financial, Inc.	1,732	123,561
Intercontinental Exchange, Inc.	467	119,533
Charles Schwab Corp.	4,714	119,311
Aflac, Inc.	1,623	117,116
BB&T Corp.	3,217	114,558
Aon plc	1,038	113,381
Welltower, Inc.	1,399	106,561
Equinix, Inc.	272	105,463
Allstate Corp.	1,467	102,617
Prologis, Inc.	2,059	100,973
Equity Residential	1,433	98,705
AvalonBay Communities, Inc.	538	97,050
Ventas, Inc.	1,325	96,487
Weyerhaeuser Co.	2,928	87,167
Discover Financial Services	1,616	86,601
State Street Corp.	1,552	83,684
Synchrony Financial*	3,268	82,615
SunTrust Banks, Inc.	1,964	80,681
Boston Properties, Inc.	602	79,404
Progressive Corp.	2,285	76,548
M&T Bank Corp.	623	73,657
T. Rowe Price Group, Inc.	973	71,000
Realty Income Corp.	1,010	70,054
Vornado Realty Trust	695	69,583
Hartford Financial Services Group, Inc.	1,542	68,434
General Growth Properties, Inc.	2,285	68,139
Willis Towers Watson plc	543	67,500
HCP, Inc.	1,831	64,781
Digital Realty Trust, Inc.	575	62,669
Ameriprise Financial, Inc.	650	58,403
Essex Property Trust, Inc.	256	58,391
Northern Trust Corp.	841	55,725
Fifth Third Bancorp	3,009	52,928
Kimco Realty Corp.	1,645	51,620
Franklin Resources, Inc.	1,444	48,186
Host Hotels & Resorts, Inc.	2,929	47,479
Federal Realty Investment Trust	278	46,023
Extra Space Storage, Inc.	491	45,437
Alliance Data Systems Corp.*	231	45,258
Principal Financial Group, Inc.	1,057	43,453
Cincinnati Financial Corp.	580	43,436
Loews Corp.	1,050	43,145
Macerich Co.	495	42,268
Regions Financial Corp.	4,965	42,252
SL Green Realty Corp.	393	41,843
Invesco Ltd.	1,635	41,758
Citizens Financial Group, Inc.	2,073	41,419
UDR, Inc.	1,047	38,655
Iron Mountain, Inc.	937	37,321
XL Group plc — Class A	1,116	37,174
KeyCorp	3,302	36,487
Lincoln National Corp.	937	36,327
Arthur J Gallagher & Co.	694	33,034
CBRE Group, Inc. — Class A*	1,144	30,293
Affiliated Managers Group, Inc.*	211	29,702
Unum Group	932	29,628
Nasdaq, Inc.	451	29,166
Comerica, Inc.	686	28,215
Huntington Bancshares, Inc.	3,131	27,991
Torchmark Corp.	440	27,201
Apartment Investment & Management Co. — Class A	614	27,114
E*TRADE Financial Corp.*	1,092	25,651
Assurant, Inc.	243	20,973
Zions Bancorporation	802	20,154
People's United Financial, Inc.	1,218	17,856
Navient Corp.	1,295	15,475
Legg Mason, Inc.	413	12,179
Total Financial		11,967,233
Communications - 8.6%
Amazon.com, Inc.*	1,516	1,084,880
AT&T, Inc.	24,128	1,042,571
Facebook, Inc. — Class A*	9,061	1,035,491
Verizon Communications, Inc.	15,977	892,156
Alphabet, Inc. — Class A*	1,151	809,763
Alphabet, Inc. — Class C*	1,158	801,452
Comcast Corp. — Class A	9,476	617,740
Walt Disney Co.	5,850	572,246
Cisco Systems, Inc.	19,713	565,566
Priceline Group, Inc.*	195	243,440
Time Warner, Inc.	3,082	226,650
Netflix, Inc.*	1,679	153,595
Yahoo!, Inc.*	3,425	128,643
Twenty-First Century Fox, Inc. — Class A	4,295	116,180
eBay, Inc.*	4,143	96,988
CBS Corp. — Class B	1,628	88,628
Omnicom Group, Inc.	932	75,948
CenturyLink, Inc.	2,140	62,081
Level 3 Communications, Inc.*	1,136	58,493
Viacom, Inc. — Class B	1,359	56,358
Symantec Corp.	2,400	49,296
Expedia, Inc.	459	48,792

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.8% (continued)
Communications - 8.6% (continued)
Twenty-First Century Fox, Inc. — Class B	1,690	$46,053
Motorola Solutions, Inc.	623	41,099
Interpublic Group of Companies, Inc.	1,577	36,429
VeriSign, Inc.*	374	32,336
Juniper Networks, Inc.	1,384	31,126
F5 Networks, Inc.*	263	29,940
TripAdvisor, Inc.*	448	28,806
Scripps Networks Interactive, Inc. — Class A	372	23,164
Frontier Communications Corp.	4,598	22,714
Discovery Communications, Inc. — Class C*	936	22,324
TEGNA, Inc.	853	19,764
News Corp. — Class A	1,492	16,935
Discovery Communications, Inc. — Class A*	590	14,886
News Corp. — Class B	423	4,936
Total Communications		9,197,469
Technology - 8.3%
Apple, Inc.	21,468	2,052,341
Microsoft Corp.	30,809	1,576,496
Intel Corp.	18,507	607,030
International Business Machines Corp.	3,461	525,310
Oracle Corp.	12,199	499,305
QUALCOMM, Inc.	5,757	308,402
Accenture plc — Class A	2,445	276,994
Texas Instruments, Inc.	3,936	246,590
Broadcom Ltd.	1,454	225,952
EMC Corp.	7,655	207,987
salesforce.com, Inc.*	2,496	198,207
Adobe Systems, Inc.*	1,961	187,844
Cognizant Technology Solutions Corp. — Class A*	2,375	135,945
Hewlett Packard Enterprise Co.	6,513	118,993
Intuit, Inc.	1,003	111,945
Applied Materials, Inc.	4,269	102,327
Fiserv, Inc.*	871	94,704
NVIDIA Corp.	1,988	93,456
Electronic Arts, Inc.*	1,182	89,549
HP, Inc.	6,705	84,148
Fidelity National Information Services, Inc.	1,088	80,164
Activision Blizzard, Inc.	1,996	79,101
Paychex, Inc.	1,256	74,732
Cerner Corp.*	1,179	69,089
Analog Devices, Inc.	1,205	68,251
Micron Technology, Inc.*	4,065	55,934
Lam Research Corp.	626	52,622
Western Digital Corp.	1,104	52,155
Red Hat, Inc.*	711	51,619
Citrix Systems, Inc.*	608	48,695
Autodesk, Inc.*	880	47,643
Skyworks Solutions, Inc.	746	47,207
Xilinx, Inc.	994	45,853
KLA-Tencor Corp.	610	44,683
Linear Technology Corp.	937	43,599
Microchip Technology, Inc.	842	42,740
Akamai Technologies, Inc.*	688	38,480
CA, Inc.	1,160	38,083
Xerox Corp.	3,732	35,417
Seagate Technology plc	1,170	28,501
NetApp, Inc.	1,133	27,860
Qorvo, Inc.*	500	27,630
Dun & Bradstreet Corp.	142	17,301
Pitney Bowes, Inc.	739	13,154
Teradata Corp.*	510	12,786
CSRA, Inc.	538	12,605
Total Technology		8,899,429
Consumer, Cyclical - 6.7%
Home Depot, Inc.	4,876	622,617
Wal-Mart Stores, Inc.	5,986	437,097
McDonald's Corp.	3,441	414,090
CVS Health Corp.	4,210	403,066
Starbucks Corp.	5,742	327,983
NIKE, Inc. — Class B	5,219	288,089
Walgreens Boots Alliance, Inc.	3,387	282,035
Lowe's Companies, Inc.	3,473	274,957
Costco Wholesale Corp.	1,717	269,638
TJX Companies, Inc.	2,591	200,103
Ford Motor Co.	15,293	192,233
Target Corp.	2,310	161,284
General Motors Co.	5,492	155,424
Yum! Brands, Inc.	1,597	132,423
Johnson Controls, Inc.	2,541	112,464
Delta Air Lines, Inc.	3,024	110,164
Dollar General Corp.	1,112	104,528
O'Reilly Automotive, Inc.*	378	102,476
Southwest Airlines Co.	2,503	98,143
AutoZone, Inc.*	117	92,879
Ross Stores, Inc.	1,575	89,286
Dollar Tree, Inc.*	923	86,984
Newell Brands, Inc.	1,790	86,940
VF Corp.	1,308	80,430
Carnival Corp.	1,719	75,980
PACCAR, Inc.	1,374	71,269
Delphi Automotive plc	1,070	66,982
L Brands, Inc.	992	66,593
American Airlines Group, Inc.	2,266	64,150
Ulta Salon Cosmetics & Fragrance, Inc.*	245	59,692
Genuine Parts Co.	586	59,333
United Continental Holdings, Inc.*	1,316	54,009
Fastenal Co.	1,132	50,250
WW Grainger, Inc.	221	50,222
Whirlpool Corp.	298	49,659
Marriott International, Inc. — Class A	747	49,646
Starwood Hotels & Resorts Worldwide, Inc.	661	48,881
Tractor Supply Co.	523	47,687
Mohawk Industries, Inc.*	250	47,440
Advance Auto Parts, Inc.	288	46,549
Chipotle Mexican Grill, Inc. — Class A*	114	45,915

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.8% (continued)
Consumer, Cyclical - 6.7% (continued)
Coach, Inc.	1,090	$44,407
Royal Caribbean Cruises Ltd.	658	44,185
Mattel, Inc.	1,334	41,740
DR Horton, Inc.	1,294	40,735
Macy's, Inc.	1,209	40,635
LKQ Corp.*	1,202	38,103
CarMax, Inc.*	760	37,263
Hanesbrands, Inc.	1,480	37,192
Hasbro, Inc.	440	36,956
Michael Kors Holdings Ltd.*	692	34,240
Best Buy Company, Inc.	1,105	33,813
Lennar Corp. — Class A	719	33,146
Harley-Davidson, Inc.	710	32,163
Wyndham Worldwide Corp.	439	31,270
PVH Corp.	318	29,965
Foot Locker, Inc.	533	29,240
Wynn Resorts Ltd.	319	28,914
Under Armour, Inc. — Class A*	718	28,813
Darden Restaurants, Inc.	447	28,313
Alaska Air Group, Inc.	483	28,154
Kohl's Corp.	720	27,302
Leggett & Platt, Inc.	526	26,884
Goodyear Tire & Rubber Co.	1,042	26,738
Under Armour, Inc. — Class C*	722	26,275
Bed Bath & Beyond, Inc.	605	26,148
Tiffany & Co.	430	26,076
Signet Jewelers Ltd.	306	25,217
BorgWarner, Inc.	853	25,181
PulteGroup, Inc.	1,234	24,051
Staples, Inc.	2,533	21,834
Ralph Lauren Corp. — Class A	223	19,985
Harman International Industries, Inc.	277	19,894
Nordstrom, Inc.	503	19,139
The Gap, Inc.	889	18,865
AutoNation, Inc.*	279	13,107
Urban Outfitters, Inc.*	340	9,350
Total Consumer, Cyclical		7,134,883
Industrial - 6.4%
General Electric Co.	36,042	1,134,603
3M Co.	2,377	416,261
Honeywell International, Inc.	2,987	347,448
United Technologies Corp.	3,050	312,778
Boeing Co.	2,347	304,805
United Parcel Service, Inc. — Class B	2,706	291,490
Union Pacific Corp.	3,296	287,575
Lockheed Martin Corp.	1,026	254,622
Caterpillar, Inc.	2,288	173,453
Raytheon Co.	1,164	158,246
Northrop Grumman Corp.	707	157,152
General Dynamics Corp.	1,126	156,784
FedEx Corp.	978	148,441
Illinois Tool Works, Inc.	1,268	132,075
Emerson Electric Co.	2,522	131,548
Waste Management, Inc.	1,619	107,291
Eaton Corporation plc	1,795	107,215
Norfolk Southern Corp.	1,159	98,666
CSX Corp.	3,746	97,696
Deere & Co.	1,170	94,817
Corning, Inc.	4,215	86,323
TE Connectivity Ltd.	1,402	80,069
Tyco International plc	1,668	71,057
Cummins, Inc.	621	69,825
Amphenol Corp. — Class A	1,207	69,197
Roper Technologies, Inc.	397	67,712
Stanley Black & Decker, Inc.	588	65,397
Ingersoll-Rand plc	1,009	64,253
Vulcan Materials Co.	522	62,828
Rockwell Automation, Inc.	511	58,673
Parker-Hannifin Corp.	528	57,050
Agilent Technologies, Inc.	1,285	57,003
TransDigm Group, Inc.*	208	54,848
Ball Corp.	682	49,302
Martin Marietta Materials, Inc.	249	47,808
Republic Services, Inc. — Class A	930	47,718
Waters Corp.*	317	44,586
L-3 Communications Holdings, Inc.	302	44,300
Rockwell Collins, Inc.	510	43,421
Acuity Brands, Inc.	172	42,649
AMETEK, Inc.	915	42,300
Dover Corp.	608	42,147
CH Robinson Worldwide, Inc.	560	41,580
Pentair plc	708	41,269
Harris Corp.	489	40,802
Masco Corp.	1,304	40,346
Textron, Inc.	1,054	38,534
WestRock Co.	990	38,481
Kansas City Southern	423	38,108
Snap-on, Inc.	228	35,983
Sealed Air Corp.	773	35,535
Expeditors International of Washington, Inc.	714	35,015
Fortune Brands Home & Security, Inc.	601	34,840
Stericycle, Inc.*	333	34,672
Xylem, Inc.	701	31,300
J.B. Hunt Transport Services, Inc.	349	28,245
Fluor Corp.	546	26,907
Allegion plc	375	26,036
Jacobs Engineering Group, Inc.*	478	23,809
Flowserve Corp.	511	23,082
PerkinElmer, Inc.	427	22,383
Garmin Ltd.	460	19,513
FLIR Systems, Inc.	539	16,682
Ryder System, Inc.	210	12,839
Owens-Illinois, Inc.*	635	11,436
Total Industrial		6,878,829
Energy - 5.0%
Exxon Mobil Corp.	16,252	1,523,463
Chevron Corp.	7,387	774,379
Schlumberger Ltd.	5,446	430,669
Occidental Petroleum Corp.	2,993	226,150
ConocoPhillips	4,854	211,634
EOG Resources, Inc.	2,157	179,937
Halliburton Co.	3,368	152,537
Phillips 66	1,833	145,431

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.8% (continued)
Energy - 5.0% (continued)
Kinder Morgan, Inc.	7,172	$134,259
Anadarko Petroleum Corp.	2,001	106,553
Spectra Energy Corp.	2,682	98,242
Pioneer Natural Resources Co.	641	96,926
Valero Energy Corp.	1,841	93,891
Apache Corp.	1,484	82,614
Marathon Petroleum Corp.	2,077	78,843
Baker Hughes, Inc.	1,716	77,443
Devon Energy Corp.	2,054	74,458
Hess Corp.	1,033	62,083
Concho Resources, Inc.*	511	60,947
Noble Energy, Inc.	1,680	60,262
Williams Companies, Inc.*	2,677	57,904
Equities Corp.	677	52,420
Marathon Oil Corp.	3,322	49,863
National Oilwell Varco, Inc.	1,478	49,735
Cabot Oil & Gas Corp. — Class A	1,823	46,924
Cimarex Energy Co.	372	44,387
Columbia Pipeline Group, Inc.	1,567	39,943
ONEOK, Inc.	823	39,051
Tesoro Corp.	470	35,212
Newfield Exploration Co.*	771	34,063
Range Resources Corp.	665	28,688
Helmerich & Payne, Inc.	423	28,397
FMC Technologies, Inc.*	887	23,656
Southwestern Energy Co.*	1,732	21,789
Murphy Oil Corp.	634	20,130
Transocean Ltd.	1,345	15,992
First Solar, Inc.*	301	14,592
Chesapeake Energy Corp.*	2,292	9,810
Diamond Offshore Drilling, Inc.	253	6,155
Total Energy		5,289,432
Utilities - 2.4%
NextEra Energy, Inc.	1,809	235,893
Duke Energy Corp.	2,700	231,633
Southern Co.	3,679	197,305
Dominion Resources, Inc.	2,415	188,201
American Electric Power Company, Inc.	1,926	134,993
Exelon Corp.	3,613	131,369
PG&E Corp.	1,944	124,260
Sempra Energy	929	105,925
PPL Corp.	2,653	100,151
Edison International	1,277	99,185
Consolidated Edison, Inc.	1,192	95,884
Public Service Enterprise Group, Inc.	1,983	92,428
Xcel Energy, Inc.	1,991	89,157
WEC Energy Group, Inc.	1,237	80,776
Eversource Energy	1,243	74,456
DTE Energy Co.	703	69,681
American Water Works Company, Inc.	697	58,903
FirstEnergy Corp.	1,665	58,125
Entergy Corp.	701	57,026
Ameren Corp.	951	50,955
CMS Energy Corp.	1,094	50,171
SCANA Corp.	560	42,370
CenterPoint Energy, Inc.	1,688	40,512
Pinnacle West Capital Corp.	436	35,342
Alliant Energy Corp.	890	35,333
NiSource, Inc.	1,260	33,415
AES Corp.	2,583	32,236
NRG Energy, Inc.	1,234	18,498
Total Utilities		2,564,183
Basic Materials - 1.7%
EI du Pont de Nemours & Co.	3,424	221,875
Dow Chemical Co.	4,401	218,774
Monsanto Co.	1,712	177,038
Praxair, Inc.	1,118	125,653
Ecolab, Inc.	1,035	122,751
PPG Industries, Inc.	1,043	108,628
Air Products & Chemicals, Inc.	762	108,234
LyondellBasell Industries N.V. — Class A	1,338	99,574
Sherwin-Williams Co.	308	90,450
Newmont Mining Corp.	2,079	81,330
International Paper Co.	1,612	68,317
Nucor Corp.	1,246	61,565
Freeport-McMoRan, Inc.	4,908	54,675
Alcoa, Inc.	5,154	47,778
Eastman Chemical Co.	583	39,586
International Flavors & Fragrances, Inc.	312	39,334
Mosaic Co.	1,371	35,893
Albemarle Corp.	440	34,896
FMC Corp.	524	24,266
CF Industries Holdings, Inc.	914	22,027
Total Basic Materials		1,782,644
Diversified - 0.0%
Leucadia National Corp.	1,307	22,650
Total Common Stocks
(Cost $61,742,920)		71,326,322

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 4.7%
Federal Farm Credit Bank[1]
0.46% due 08/01/17	$5,000,000	$4,995,335
Total Federal Agency Notes
(Cost $5,000,000)		4,995,335

REPURCHASE AGREEMENTS††,[2] - 10.3%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	9,430,512	9,430,512
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	717,318	717,318
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	463,991	463,991
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	420,839	420,839
Total Repurchase Agreements
(Cost $11,032,660)		11,032,660
Total Investments - 81.8%
(Cost $77,775,580)		$87,354,317
Other Assets & Liabilities, net - 18.2%		19,464,899
Total Net Assets - 100.0%		$106,819,216

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,610,000)	25	$17,488

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $66,463,058)	31,666	$2,972,188
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $72,414,008)	34,502	967,893
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $841,478)	401	39,648
(Total Notional Value $139,718,544)		$3,979,729

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 4.
3	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
4	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$71,326,322	$—	$—	$—	$—	$71,326,322
Equity Futures Contracts	—	17,488	—	—	—	17,488
Equity Index Swap Agreements	—	—	—	3,979,729	—	3,979,729
Federal Agency Notes	—	—	4,995,335	—	—	4,995,335
Repurchase Agreements	—	—	11,032,660	—	—	11,032,660
Total	$71,326,322	$17,488	$16,027,995	$3,979,729	$—	$91,351,534

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These Schedules of Investments  are based on the June 30, 2016, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' value are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule Of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker; securities held as collateral are noted on the Schedules of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$26,532,422	$–
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	218,234
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	29,807,821	–
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	2,489,785
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,129,289	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	375,740
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,750,863	–
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	1,183,505

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$141,054,994	$–
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	119,659,512
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	326,921,362	–
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	53,456,115
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	39,759,273	–
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	24,996,325
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	34,599,005	–
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	46,462,266

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
UMB Financial Corp.			U.S. Treasury Notes
0.26%			1.00% - 4.63%
Due 07/01/16	$47,266,995	$47,267,336	07/31/16 -03/31/17	$47,432,800	$48,212,359

HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	33,758,946	33,759,190	11/15/38 -08/15/41	56,971,200	34,434,156

Deutsche Bank AG			U.S. Treasury Notes
0.37%			2.25%
Due 07/01/16	21,836,666	21,836,891	11/15/24	20,874,700	22,273,446

Royal Bank of Canada			U.S. Treasury Notes
0.33%			2.25%
Due 07/01/16	19,805,854	19,806,035	11/15/25	19,210,300	20,202,006

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

5. Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public.

The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

6. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Dow 2x Strategy Fund	22,761,411	465,640	(211,197)	254,443
Inverse Dow 2x Strategy Fund	9,795,383	-	-	-
Inverse NASDAQ-100® 2x Strategy Fund	25,722,633	9,302	-	9,302
Inverse Russell 2000® 2x Strategy Fund	18,976,745	-	-	-
Inverse S&P 500® 2x Strategy Fund	49,616,074	1,830	(933)	897
NASDAQ-100® 2x Strategy Fund	177,985,892	20,667,332	(2,233,109)	18,434,223
Russell 2000® 2x Strategy Fund	28,946,625	-	(469,606)	(469,606)
S&P 500® 2x Strategy Fund	85,802,468	1,814,032	(262,183)	1,551,849

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global
Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and )*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.